Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Consolidated Portfolio of Investments

Discovery Portfolio

	Shares	Value (000)
Common Stocks (93.1%)
Automobiles (0.2%)
Rivian Automotive, Inc., Class A (a)	32,338	$363
Biotechnology (2.6%)
Alnylam Pharmaceuticals, Inc. (a)	1,597	439
Argenx SE ADR (Belgium) (a)	995	539
Intellia Therapeutics, Inc. (a)	17,585	361
ProKidney Corp. (a)	126,796	244
Roivant Sciences Ltd. (a)	240,294	2,773
		4,356
Broadline Retail (5.2%)
Global-e Online Ltd. (Israel) (a)	228,952	8,801

Consumer Staples Distribution & Retail (1.5%)
Maplebear, Inc. (a)	61,200	2,493

Entertainment (5.4%)
ROBLOX Corp., Class A (a)	205,968	9,116

Financial Services (10.8%)
Adyen NV (Netherlands) (a)	4,350	6,811
Affirm Holdings, Inc. (a)	283,956	11,591
		18,402
Health Care Equipment & Supplies (0.7%)
Dexcom, Inc. (a)	12,163	815
Penumbra, Inc. (a)	2,135	415
		1,230
Health Care Providers & Services (1.8%)
Agilon Health, Inc. (a)	791,761	3,112

Health Care Technology (2.1%)
Doximity, Inc., Class A (a)	81,286	3,542

Hotels, Restaurants & Leisure (8.3%)
DoorDash, Inc., Class A (a)	98,858	14,111

Information Technology Services (9.7%)
Cloudflare, Inc., Class A (a)	154,815	12,523
Fastly, Inc., Class A (a)	195,285	1,479
MongoDB, Inc. (a)	2,967	802
Snowflake, Inc., Class A (a)	14,374	1,651
		16,455
Leisure Products (1.2%)
Peloton Interactive, Inc., Class A (a)	447,993	2,097

Life Sciences Tools & Services (1.1%)
10X Genomics, Inc., Class A (a)	82,832	1,870

Machinery (0.2%)
Symbotic, Inc. (a)(b)	16,232	396

Media (7.4%)
Trade Desk, Inc., Class A (a)	115,401	12,654

Pharmaceuticals (4.5%)
Royalty Pharma PLC, Class A	269,284	7,618

Software (24.2%)
Aurora Innovation, Inc. (a)	1,057,206	6,258
Bill Holdings, Inc. (a)	80,307	4,237
Gitlab, Inc., Class A (a)	28,995	1,494
MicroStrategy, Inc., Class A (a)	45,016	7,590
Palantir Technologies, Inc., Class A (a)	129,350	4,812
Procore Technologies, Inc. (a)	42,316	2,612
QXO, Inc.	159,538	2,516
Samsara, Inc., Class A (a)	239,779	11,538
		41,057
Specialty Retail (6.2%)
Carvana Co. (a)	47,489	8,268
Chewy, Inc., Class A (a)	80,319	2,353
		10,621
Total Common Stocks (Cost $146,286)		158,294

Preferred Stocks (1.8%)
Software (1.8%)
Databricks, Inc., Series H (a)(c)(d) (acquisition cost — $2,666; acquired 8/31/21)	36,279	2,424
Databricks, Inc., Series I (a)(c)(d) (acquisition cost — $709; acquired 9/15/23)	9,645	644
Total Preferred Stocks (Cost $3,375)		3,068

Investment Company (2.4%)
iShares Bitcoin Trust ETF (a) (Cost $4,346)	112,303	4,057

Short-Term Investment (2.9%)
Investment Company (2.9%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.88% (e) (Cost $4,919)	4,919,498	4,919
Total Investments Excluding Purchased Options (100.2%) (Cost $158,926)		170,338
Total Purchased Options Outstanding (0.1%) (Cost $483)		133
Total Investments (100.3%) (Cost $159,409) including $396 of Securities Loaned (f)(g)(h)(i)		170,471
Liabilities in Excess of Other Assets (–0.3%)		(460)
Net Assets (100.0%)		$170,011

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Discovery Portfolio

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2024, were approximately $396,000 and $426,000, respectively. The Fund received non-cash collateral of approximately $426,000 in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Consolidated Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2024 amounts to approximately $3,068,000 and represents 1.8% of net assets.
(d)	At September 30, 2024, the Fund held fair valued securities valued at approximately approximately $3,068,000, representing 1.8% of net assets. These securities have been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended September 30, 2024, advisory fees paid were reduced by approximately $7,000 relating to the Fund’s investment in the Liquidity Fund.
(f)	The approximate fair value and percentage of net assets, $6,811,000 and 4.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(g)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2024, the Fund did not engage in any cross-trade transactions.
(h)	Securities are available for collateral in connection with purchased options.
(i)	At September 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $50,776,000 and the aggregate gross unrealized depreciation is approximately $39,714,000, resulting in net unrealized appreciation of approximately $11,062,000.
ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Discovery Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2024:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.66	Sep–25	19,572,621	$19,573	$58	$81	$(23)
Goldman Sachs International	USD/CNH	CNH	7.68	Jan–25	40,809,074	40,809	12	154	(142)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.77	Jul–25	17,858,771	17,859	37	78	(41)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.78	Mar–25	40,113,584	40,114	26	170	(144)
							$133	$483	$(350)

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Software	25.9%
Other*	21.2
Financial Services	10.8
Information Technology Services	9.7
Hotels, Restaurants & Leisure	8.3
Media	7.4
Specialty Retail	6.2
Entertainment	5.3
Broadline Retail	5.2
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Portfolio of Investments

Emerging Markets Debt Portfolio

	Face Amount (000)		Value (000)
Fixed Income Securities (96.1%)
Albania (0.7%)
Sovereign (0.7%)
Albania Government International Bond,
3.50%, 11/23/31	EUR	335	$353
5.90%, 6/9/28		359	419
			772
Angola (3.5%)
Sovereign (3.5%)
Angolan Government International Bond,
8.75%, 4/14/32		$2,107	1,894
9.13%, 11/26/49		1,020	847
9.38%, 5/8/48		1,118	948
			3,689
Argentina (1.8%)
Corporate Bonds (1.1%)
Generacion Mediterranea SA/Central Termica Roca SA,
12.50%, 5/28/27 (a)		368	353
Pan American Energy LLC,
8.50%, 4/30/32 (a)		390	412
Telecom Argentina SA,
9.50%, 7/18/31 (a)		216	224
Transportadora de Gas del Sur SA,
8.50%, 7/24/31 (a)		181	189
			1,178
Senior Loan Interests (0.3%)
Provincia de Neuquen Argentina,
0.00%, 11/1/27		303	309

Sovereign (0.4%)
Argentine Republic Government International Bond,
3.50%, 7/9/41 (b)		300	137
4.13%, 7/9/35 (b)		200	97
5.00%, 1/9/38 (b)		300	157
			391
			1,878
Bahamas (1.5%)
Senior Loan Interests (1.0%)
Commonwealth of The Bahamas
3 Month EURIBOR + 6.850%,
10.51%, 11/24/28 (c)	EUR	990	1,099

Sovereign (0.5%)
Bahamas Government International Bond,
6.00%, 11/21/28		$357	336
6.95%, 11/20/29		8	8
8.95%, 10/15/32		200	205
			549
			1,648
Barbados (0.7%)
Sovereign (0.7%)
Barbados Government International Bond,
6.50%, 10/1/29		756	727

Benin (2.9%)
Sovereign (2.9%)
Benin Government International Bond,
4.88%, 1/19/32	EUR	250	249
4.95%, 1/22/35		810	759
6.88%, 1/19/52		1,970	1,842
7.96%, 2/13/38		$200	199
			3,049
Brazil (4.7%)
Corporate Bonds (4.7%)
Braskem Netherlands Finance BV,
8.50%, 1/23/81		478	479
Coruripe Netherlands BV,
10.00%, 2/10/27		430	408
FORESEA Holding SA,
7.50%, 6/15/30		660	633
Gol Finance SA,
1 Month Term SOFR + 10.50%,
15.34%, 1/29/25 (a)(c)		163	173
MV24 Capital BV,
6.75%, 6/1/34		227	222
OHI Group SA, 13.00%,
7/22/29 (a)		1,290	1,287
Samarco Mineracao SA
0.00% Cash,9.00% PIK,
9.00%, 6/30/31 (d)(e)(f)		1,258	1,179
Yinson Boronia Production BV,
8.95%, 7/31/42 (a)		601	644
			5,025
Cameroon (3.0%)
Sovereign (3.0%)
Republic of Cameroon International Bond,
5.95%, 7/7/32	EUR	760	688
9.50%, 7/31/31		$2,553	2,491
			3,179
Chile (1.0%)
Sovereign (1.0%)
Chile Government International Bond,
2.55%, 7/27/33		850	729
3.50%, 1/25/50		500	386
			1,115
China (1.8%)
Corporate Bonds (1.8%)
Alibaba Group Holding Ltd.,
0.50%, 6/1/31 (a)		97	119
China Oil & Gas Group Ltd.,
4.70%, 6/30/26		590	545

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Debt Portfolio

	Face Amount (000)		Value (000)
Corporate Bonds (cont’d)
Greentown China Holdings Ltd.,		$550	$539
4.70%, 4/29/25
H World Group Ltd.,		95	112
3.00%, 5/1/26
KWG Group Holdings Ltd.,		450	28
7.88%, 8/30/24 (e)(f)
PDD Holdings, Inc.,		97	98
0.00%, 12/1/25
Shimao Group Holdings Ltd.,
5.60%, 7/15/26 (e)(f)		1,218	63
Sunac China Holdings Ltd.,
0.00% Cash, 1.00% PIK,
1.00%, 9/30/32 (d)(e)(f)		85	8
5.00% Cash, 6.00% PIK,
11.00%, 9/30/26 (d)(e)(f)		70	9
5.25% Cash, 6.25% PIK,
11.50%, 9/30/27 (d)(e)(f)		70	8
5.50% Cash, 6.50% PIK,
12.00%, 9/30/27 (d)(e)(f)		140	14
5.75% Cash, 6.75% PIK,
12.50%, 9/30/28 (d)(e)(f)		211	20
6.00% Cash, 7.00% PIK,
13.00%, 9/30/29 (d)(e)(f)		219	18
6.25% Cash, 7.25% PIK,
13.50%, 9/30/30 (d)(e)(f)		103	8
Times China Holdings Ltd.,
5.55%, 6/4/24 (e)(f)		1,376	38
6.75%, 7/16/23 (e)(f)		280	8
West China Cement Ltd.,
4.95%, 7/8/26		320	247
			1,882
Colombia (2.7%)
Corporate Bonds (2.7%)
ABRA Global Finance
6.00% Cash, 5.50% PIK,
11.50%, 3/2/28 (a)(d)		9	10
Avianca Midco 2 PLC,
9.00%, 12/1/28		718	717
Banco Davivienda SA,
6.65%, 4/22/31 (g)		208	178
Banco de Occidente SA,
10.88%, 8/13/34		780	850
Bancolombia SA,
8.63%, 12/24/34		737	792
Canacol Energy Ltd.,
5.75%, 11/24/28		700	371
			2,918
Costa Rica (0.7%)
Sovereign (0.7%)
Costa Rica Government International Bond,
6.55%, 4/3/34		744	793

Dominican Republic (1.8%)
Sovereign (1.8%)
Dominican Republic International Bond,
4.88%, 9/23/32		800	763
5.95%, 1/25/27		150	152
6.00%, 7/19/28		500	513
6.85%, 1/27/45 (a)		200	214
7.45%, 4/30/44 (a)		200	227
			1,869
Ecuador (3.9%)
Sovereign (3.9%)
Ecuador Government International Bond,
0.00%, 7/31/30		2,077	1,163
5.50%, 7/31/35 (b)		1,397	798
6.90%, 7/31/30 (b)		2,930	2,139
			4,100
Egypt (5.6%)
Sovereign (5.6%)
Egypt Government International Bond,
5.25%, 10/6/25 (a)		500	497
5.63%, 4/16/30	EUR	900	839
6.38%, 4/11/31 (a)		500	467
6.38%, 4/11/31		629	588
6.88%, 4/30/40		$104	78
7.05%, 1/15/32		488	424
7.50%, 2/16/61		370	269
7.63%, 5/29/32		200	178
7.90%, 2/21/48		718	556
8.15%, 11/20/59		200	155
8.50%, 1/31/47		400	323
8.70%, 3/1/49		300	246
8.75%, 9/30/51		216	177
8.88%, 5/29/50		1,440	1,195
			5,992
El Salvador (0.7%)
Sovereign (0.7%)
El Salvador Government International Bond,
8.25%, 4/10/32		604	563
9.25%, 4/17/30		152	152
			715
Ethiopia (2.0%)
Sovereign (2.0%)
Ethiopia International Bond,
6.63%, 12/11/24 (e)(f)		2,712	2,115

Gabon (0.3%)
Sovereign (0.3%)
Gabon Government International Bond,
6.95%, 6/16/25 (a)		300	282

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Debt Portfolio

	Face Amount (000)		Value (000)
Georgia (1.8%)
Corporate Bonds (1.6%)
Bank of Georgia JSC,
9.50%, 7/16/29 (g)		$690	$678
TBC Bank JSC, 10.25%,
7/30/29 (g)		1,040	1,032
			1,710
Sovereign (0.2%)
Georgia Government International Bond,
2.75%, 4/22/26		200	190
			1,900
Ghana (3.7%)
Corporate Bonds (1.0%)
Kosmos Energy Ltd.,
8.75%, 10/1/31		700	691
Tullow Oil PLC,
10.25%, 5/15/26		369	335
			1,026
Sovereign (2.7%)
Ghana Government International Bond,
6.38%, 2/11/27 (e)(f)		1,253	657
7.75%, 4/7/29 (e)(f)		716	379
7.88%, 3/26/27 - 2/11/35 (e)(f)		516	273
8.13%, 1/18/26 - 3/26/32 (e)(f)		818	435
8.63%, 4/7/34 - 6/16/49 (e)(f)		1,354	716
8.75%, 3/11/61 (e)(f)		400	215
8.88%, 5/7/42 (e)(f)		233	124
8.95%, 3/26/51 (e)(f)		245	131
			2,930
			3,956
Greece (1.1%)
Corporate Bonds (1.1%)
Piraeus Financial Holdings SA,
7.25%, 4/17/34	EUR	280	337
8.75%, 6/16/26 (g)		722	826
			1,163
Guatemala (0.5%)
Sovereign (0.5%)
Guatemala Government Bond,
3.70%, 10/7/33		$300	258
4.65%, 10/7/41 (a)		310	257
			515
Honduras (0.1%)
Sovereign (0.1%)
Honduras Government International Bond,
6.25%, 1/19/27		150	146

Hong Kong (0.8%)
Corporate Bonds (0.8%)
CAS Capital No. 1 Ltd.,
4.00%, 7/12/26 (g)		200	192
Elect Global Investments Ltd.,
4.10%, 6/3/25 (g)		204	197
Yuexiu Co. Ltd. REIT MTN,
2.65%, 2/2/26		500	465
			854
Hungary (1.6%)
Corporate Bonds (0.6%)
MBH Bank Nyrt,
8.63%, 10/19/27	EUR	338	402
OTP Bank Nyrt,
8.75%, 5/15/33		$254	270
			672
Sovereign (1.0%)
Hungary Government International Bond,
5.50%, 3/26/36		500	504
6.25%, 9/22/32 (a)		500	539
			1,043
			1,715
India (1.0%)
Corporate Bonds (1.0%)
Piramal Capital & Housing Finance Ltd.,
7.80%, 1/29/28		370	379
Vedanta Resources Finance II PLC,
13.88%, 12/9/28		678	680
			1,059
Indonesia (2.6%)
Corporate Bonds (1.0%)
Indika Energy Tbk. PT,
8.75%, 5/7/29 (a)		660	676
LLPL Capital Pte. Ltd.,
6.88%, 2/4/39		340	352
			1,028
Sovereign (1.6%)
Indonesia Government International Bond,
4.70%, 2/10/34		1,100	1,110
5.10%, 2/10/54		600	610
			1,720
			2,748
Iraq (0.1%)
Sovereign (0.1%)
Iraq International Bond,
5.80%, 1/15/28		123	119

Ivory Coast (0.8%)
Sovereign (0.8%)
Ivory Coast Government International Bond,
6.63%, 3/22/48	EUR	977	899

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Debt Portfolio

	Face Amount (000)		Value (000)
Jamaica (1.5%)
Corporate Bond (1.0%)
Digicel Intermediate Holdings Ltd./Digicel
International Finance Ltd./Difl U.S.
9.00% Cash, 1.50% PIK,
10.50%, 5/25/27 (d)		$1,066	$1,074

Senior Loan Interests (0.5%)
Digicel International Finance Ltd.
3 Month USD SOFR + 6.75%,
12.00%, 5/25/27 (c)		578	573
			1,647
Jordan (0.6%)
Sovereign (0.6%)
Jordan Government International Bond,
5.85%, 7/7/30		227	214
7.38%, 10/10/47		200	185
7.50%, 1/13/29		200	204
			603
Kenya (1.5%)
Sovereign (1.5%)
Republic of Kenya Government International Bond,
7.00%, 5/22/27		410	403
8.00%, 5/22/32		794	740
8.25%, 2/28/48		257	219
9.75%, 2/16/31		219	221
			1,583
Kuwait (0.3%)
Sovereign (0.3%)
Kuwait International Government Bond,
3.50%, 3/20/27		300	296

Lebanon (0.1%)
Sovereign (0.1%)
Lebanon Government International Bond,
6.85%, 3/23/27 (e)(f)		1,210	97

Mexico (3.8%)
Corporate Bonds (1.7%)
BBVA Bancomer SA,
5.13%, 1/18/33		465	443
8.45%, 6/29/38		336	366
Fideicomiso Irrevocable de Administracion y
Fuente de Pago Numero CIB/4323
0.00% Cash, 11.00% PIK,
11.00%, 9/12/30 (d)		534	545
Total Play Telecomunicaciones SA de CV,
10.50%, 12/31/28 (a)		640	494
			1,848
Sovereign (2.1%)
Mexico Government International Bond,
3.50%, 2/12/34		560	478
Petroleos Mexicanos,
6.75%, 9/21/47		453	325
6.84%, 1/23/30		679	629
6.88%, 8/4/26		757	755
			2,187
			4,035
Moldova (0.2%)
Corporate Bond (0.2%)
Aragvi Finance International DAC,
8.45%, 4/29/26		230	214

Mongolia (0.2%)
Sovereign (0.2%)
Mongolia Government International Bond,
7.88%, 6/5/29		200	212

Montenegro (0.8%)
Sovereign (0.8%)
Montenegro Government International Bond,
2.88%, 12/16/27	EUR	112	118
7.25%, 3/12/31		$751	788
			906
Morocco (0.5%)
Sovereign (0.5%)
Morocco Government International Bond,
3.00%, 12/15/32		300	258
4.00%, 12/15/50 (a)		300	223
			481
Nigeria (0.4%)
Corporate Bond (0.4%)
Access Bank PLC,
6.13%, 9/21/26		483	461

Oman (1.6%)
Sovereign (1.6%)
Oman Government International Bond,
5.38%, 3/8/27		200	203
6.25%, 1/25/31		700	749
6.75%, 1/17/48		440	477
7.38%, 10/28/32		200	230
			1,659
Pakistan (0.5%)
Sovereign (0.5%)
Pakistan Government International Bond,
6.88%, 12/5/27		267	243
7.38%, 4/8/31		281	239
			482
Panama (1.7%)
Corporate Bond (0.3%)
AES Panama Generation Holdings SRL, 4.38%, 5/31/30		376	342

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Debt Portfolio

	Face Amount (000)		Value (000)
Sovereign (1.4%)
Panama Government International Bond,
2.25%, 9/29/32		$200	$155
3.16%, 1/23/30		500	449
3.30%, 1/19/33		500	418
4.50%, 4/1/56		600	433
			1,455
			1,797
Paraguay (1.3%)
Corporate Bond (0.5%)
Frigorifico Concepcion SA,
7.70%, 7/21/28		786	549
Senior Loan Interests (0.8%)
Frigorifico Concepcion SA
3 Month USD SOFR + 5.50%,
10.49%, 12/8/26 (c)		780	789
			1,338
Peru (1.2%)
Corporate Bonds (1.2%)
Auna SA,
10.00%, 12/15/29 (a)		700	742
Peru LNG Srl,
5.38%, 3/22/30		580	536
			1,278
Philippines (1.3%)
Sovereign (1.3%)
Philippine Government International Bond,
5.00%, 7/17/33		840	867
5.50%, 1/17/48		520	556
			1,423
Romania (1.5%)
Sovereign (1.5%)
Romanian Government International Bond,
1.75%, 7/13/30	EUR	600	571
2.00%, 4/14/33		232	202
6.38%, 1/30/34		$400	417
6.63%, 9/27/29	EUR	300	367
			1,557
Serbia (1.0%)
Sovereign (1.0%)
Serbia International Bond,
2.05%, 9/23/36		270	225
2.13%, 12/1/30		$720	605
6.50%, 9/26/33		200	214
			1,044
Singapore (0.3%)
Corporate Bond (0.3%)
Puma International Financing SA,
7.75%, 4/25/29 (a)		338	348
Sri Lanka (2.9%)
Sovereign (2.9%)
Sri Lanka Government International Bond,
5.75%, 4/18/23 (e)(f)		200	110
6.20%, 5/11/27 (e)(f)		2,106	1,184
6.35%, 6/28/49 (e)(f)		200	111
6.75%, 4/18/28 (e)(f)		760	429
6.83%, 7/18/26 (e)(f)		200	113
6.85%, 11/3/25 (e)(f)		1,928	1,093
			3,040
Suriname (2.8%)
Sovereign (2.8%)
Suriname Government International Bond,
7.85%, 12/31/50 (a)(c)(e)(f)		556	545
4.95% Cash, 3.00% PIK,
7.95%, 7/15/33 (a)(d)(e)(f)		1,720	1,671
9.00%, 12/31/50 (a)(c)(e)(f)		743	728
			2,944
Tanzania, United Republic Of (4.2%)
Corporate Bond (0.2%)
HTA Group Ltd.,
2.88%, 3/18/27		200	187

Senior Loan Interests (4.0%)
HTA Group Ltd.
3 Month SOFR + 4.311%,
9.64%, 9/13/28		580	579
Tanzania
3 Month USD SOFR + 5.45%,
10.16%, 2/27/31 (c)		3,700	3,681
			4,260
			4,447
Trinidad And Tobago (0.3%)
Sovereign (0.3%)
Trinidad & Tobago Government International Bond,
4.50%, 6/26/30		350	335
Tunisia (0.8%)
Sovereign (0.8%)
Tunisian Republic,
5.75%, 1/30/25		220	214
6.38%, 7/15/26	EUR	645	650
			864
Turkey (3.0%)
Corporate Bonds (1.4%)
Eregli Demir ve Celik Fabrikalari TAS,
8.38%, 7/23/29		$406	419

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Debt Portfolio

	Face Amount (000)	Value (000)
Corporate Bonds (cont’d)
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS,
9.50%, 7/10/36	$460	$435
WE Soda Investments Holding PLC,
9.50%, 10/6/28	582	607
		1,461
Sovereign (1.6%)
Turkiye Government International Bond,
4.88%, 4/16/43	370	279
6.13%, 10/24/28	900	921
7.63%, 5/15/34	530	564
		1,764
		3,225
Ukraine (0.7%)
Sovereign (0.7%)
Ukraine Government International Bond,
1.75%, 2/1/29 - 2/1/36 (b)	1,073	486
3.00%, 2/1/30 - 2/1/36 (b)	689	245
		731
United Arab Emirates (2.5%)
Corporate Bond (0.5%)
Ittihad International Ltd.,
9.75%, 11/9/28	520	539

Sovereign (2.0%)
Finance Department Government of Sharjah,
4.00%, 7/28/50	400	281
4.38%, 3/10/51	200	148
6.50%, 11/23/32	1,600	1,721
		2,150
		2,689
Uruguay (0.9%)
Sovereign (0.9%)
Uruguay Government International Bond,
4.38%, 1/23/31	200	201
5.10%, 6/18/50	550	551
5.75%, 10/28/34	200	217
		969
Uzbekistan (2.4%)
Corporate Bonds (1.3%)
Jscb Agrobank,
9.25%, 10/2/29 (h)	956	962
Uzbek Industrial & Construction Bank ATB,
8.95%, 7/24/29	370	373
		1,335
Senior Loan Interests (0.4%)
Navoi Mining and Metallurgical Company
3 Month SOFR + 4.760%,
10.06%, 4/23/27 (c)	485	483

Sovereign (0.7%)
National Bank of Uzbekistan,
8.50%, 7/5/29	740	756
		2,574
Venezuela (1.7%)
Sovereign (1.7%)
Petroleos de Venezuela SA,
5.38%, 4/12/27 (e)(f)	1,728	168
5.50%, 4/12/37 (e)(f)	650	65
6.00%, 10/28/22 - 11/15/26 (e)(f)	6,348	612
8.50%, 10/27/20 (e)(f)	85	78
9.00%, 11/17/49 (e)(f)	687	72
9.75%, 5/17/35 (e)(f)	903	99
12.75%, 2/17/22 (e)(f)	469	54
Venezuela Government International Bond,
6.00%, 12/9/20 (e)(f)	482	59
7.00%, 3/31/38 (e)(f)	130	18
7.65%, 4/21/25 (e)(f)	695	97
7.75%, 10/13/19 (e)(f)	560	73
8.25%, 10/13/24 (e)(f)	198	28
9.00%, 5/7/23 (e)(f)	76	11
9.25%, 9/15/27 - 5/7/28 (e)(f)	1,535	239
9.38%, 1/13/34 (e)(f)	25	4
11.75%, 10/21/26 (e)(f)	292	49
11.95%, 8/5/31 (e)(f)	203	33
12.75%, 8/23/22 (e)(f)	213	35
		1,794
Vietnam (0.2%)
Corporate Bond (0.2%)
Mong Duong Finance Holdings BV,
5.13%, 5/7/29	275	267
Total Fixed Income Securities (Cost $104,821)		102,162

	No. of Warrants
Warrants (0.7%)
Ukraine (0.7%)
Ukraine Government International Bond, expires 8/1/41 (j)	1,083,000	769

Venezuela (0.0%)‡
Venezuela Government International Bond, Oil-Linked Payment Obligation expires 4/15/20 (i)(j)	3,750	26
Total Warrants (Cost $733)		795

Shares
Short-Term Investments (1.3%)
Investment Company (1.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.88% (k) (Cost $1,148)	1,147,744	1,148

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Debt Portfolio

	Face Amount (000)	Value (000)
United States (0.2%)
U.S. Treasury Security (0.2%)
U.S. Treasury Bill, 5.19%,
1/16/25 (l) (Cost $236)	$240	$237
Total Short-Term Investments (Cost $1,384)		1,385
Total Investments (98.1%)
(Cost $106,938)(m)(n)		104,342
Other Assets in Excess of Liabilities (1.9%)		2,028
Net Assets (100.0%)		$106,370

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

‡	Amount is less than 0.05%.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of September 30, 2024. Maturity date disclosed is the ultimate maturity date.
(c)	Floating or variable rate securities: The rates disclosed are as of September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(d)	Income may be paid in additional securities and/or cash at the discretion of the issuer.
(e)	Issuer in bankruptcy.
(f)	Non-income producing security; bond in default.
(g)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of September 30, 2024.
(h)	When-issued security.
(i)	Perpetual maturity date. Date disclosed is the last expiration date.
(j)	Non-income producing security.
(k)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended September 30, 2024, advisory fees paid were reduced by approximately $6,000 relating to the Fund’s investment in the Liquidity Fund.
(l)	Rate shown is the yield to maturity at September 30, 2024.
(m)	Securities are available for collateral in connection with purchase of when-issued security, open foreign currency forward exchange contracts, futures contracts and swap agreements.
(n)	At September 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $6,582,000 and the aggregate gross unrealized depreciation is approximately $9,644,000, resulting in net unrealized depreciation of approximately $3,062,000.
DAC	Designated Activity Company.
EURIBOR	Euro Interbank Offered Rate.
MTN	Medium Term Note.
PIK	Payment-in-Kind.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
USD	United States Dollar.

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Debt Portfolio

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at September 30, 2024:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Citibank NA	EUR	856		$957	10/4/24	$4
Citibank NA		$327	EUR	297	10/4/24	3
Citibank NA		$588	EUR	533	10/4/24	5
Goldman Sachs International	EUR	186		$206	10/4/24	(1)
Goldman Sachs International	EUR	50		$56	10/4/24	(— @)
Goldman Sachs International	EUR	183		$203	10/4/24	(1)
Goldman Sachs International	EUR	787		$872	10/4/24	(4)
Goldman Sachs International	EUR	495		$548	10/4/24	(3)
Goldman Sachs International	EUR	577		$640	10/4/24	(3)
Goldman Sachs International	EUR	730		$808	10/4/24	(4)
Goldman Sachs International	EUR	256		$284	10/4/24	(1)
Goldman Sachs International	EUR	1,590		$1,762	10/4/24	(9)
Goldman Sachs International	EUR	183		$203	10/4/24	(1)
Goldman Sachs International	EUR	837		$927	10/4/24	(5)
Goldman Sachs International	EUR	273		$302	10/4/24	(2)
Goldman Sachs International	EUR	169		$187	10/4/24	(1)
Goldman Sachs International		$12	EUR	11	10/4/24	— @
Goldman Sachs International		$116	EUR	105	10/4/24	1
Goldman Sachs International		$266	EUR	240	10/4/24	1
UBS AG	EUR	186		$206	10/4/24	(1)
UBS AG	EUR	578		$640	10/4/24	(3)
UBS AG	EUR	256		$284	10/4/24	(1)
UBS AG	EUR	837		$927	10/4/24	(5)
UBS AG	EUR	50		$56	10/4/24	(— @)
UBS AG	EUR	730		$808	10/4/24	(4)
UBS AG	EUR	1,591		$1,762	10/4/24	(9)
UBS AG	EUR	184		$203	10/4/24	(1)
UBS AG	EUR	169		$187	10/4/24	(1)
UBS AG	EUR	788		$872	10/4/24	(4)
UBS AG	EUR	273		$302	10/4/24	(2)
UBS AG	EUR	495		$548	10/4/24	(3)
UBS AG	EUR	183		$203	10/4/24	(1)
UBS AG		$115	EUR	104	10/4/24	1
UBS AG		$264	EUR	238	10/4/24	1
UBS AG		$12	EUR	11	10/4/24	— @
						$(54)

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Debt Portfolio

Futures Contracts:

The Fund had the following futures contracts open at September 30, 2024:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Depreciation (000)
Long:
U.S. Treasury Ultra Long Bond (United States)	98	Dec-24		$9,800	$13,043	$(215)
U.S. Treasury Long Bond (United States)	27	Dec-24		2,700	3,353	(38)
U.S. Treasury 5 yr. Note (United States)	24	Dec-24		2,400	2,637	(5)
U.S. Treasury 10 yr. Note (United States)	28	Dec-24		2,800	3,200	(22)
U.S. Treasury 10 yr. Ultra Note (United States)	64	Dec-24		6,400	7,571	(26)
Short:
Euro-Buxl 30 yr. Bond Index (Germany)	2	Dec-24	EUR	(200)	(303)	(7)
German Euro-Bobl Index (Germany)	29	Dec-24		(2,900)	(3,875)	(44)
German Euro-Bund Index (Germany)	28	Dec-24		(2,800)	(4,205)	(59)
German Euro-Schatz Index (Germany)	30	Dec-24		(3,000)	(3,579)	(19)
U.S. Treasury 2 yr. Note (United States)	6	Dec-24		$(1,200)	(1,250)	(— @)
						$(435)

Credit Default Swap Agreements:

The Fund had the following credit default swap agreements open at September 30, 2024:

Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation	Buy/Sell Protection	Pay/ Received Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co. LLC* Egypt Government International Bonds	NR	Sell	1.00%	Quarterly	12/20/28	$188	$(31)	$(55)	$25
Goldman Sachs International Vietnam Government International Bonds	NR	Sell	1.00	Quarterly	12/20/29	900	1	2	$(2)
							$(30)	$(53)	$23

@	Value is less than $500.
*	Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.
EUR —	Euro

Portfolio Composition

Classification	Percentage of Total Investments
Sovereign	63.5%
Corporate Bonds	27.3
Senior Loan Interests	7.2
Other*	2.0
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**	Does not include open futures contracts with a value of approximately $43,016,000 and net unrealized depreciation of approximately $435,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $54,000. Also does not include open swap agreements with net unrealized appreciation of approximately $23,000.

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Portfolio of Investments

Emerging Markets Equity Portfolio

	Shares	Value (000)
Common Stocks (100.0%)
Brazil (7.8%)
Itau Unibanco Holding SA (Preference)	428,611	$2,841
Localiza Rent a Car SA	232,889	1,753
NU Holdings Ltd., Class A (a)	80,049	1,093
Raia Drogasil SA	394,547	1,846
Rede D’Or Sao Luiz SA	133,921	760
Vale SA	97,707	1,139
WEG SA	384,216	3,836
		13,268
China (20.8%)
Alibaba Group Holding Ltd. (b)	374,800	4,981
Baidu, Inc. ADR (a)	4,536	478
Bank of Ningbo Co. Ltd., Class A	195,100	707
BYD Co. Ltd., H Shares (b)	73,000	2,604
China Construction Bank Corp., H Shares (b)	4,446,230	3,316
China Merchants Bank Co. Ltd., H Shares (b)	414,000	2,006
China Resources Beer Holdings Co. Ltd. (b)	121,500	520
JD.com, Inc., Class A (b)	29,280	587
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	141,009	1,038
KE Holdings, Inc. ADR	22,755	453
Kweichow Moutai Co. Ltd., Class A	5,791	1,419
Meituan, Class B (a)(b)	53,680	1,140
NARI Technology Co. Ltd., Class A	272,500	1,063
NetEase, Inc. (b)	53,000	990
Ping An Insurance Group Co. of China Ltd., Class H (b)	137,000	860
Postal Savings Bank of China Co. Ltd., Class H (b)	1,125,000	665
Proya Cosmetics Co. Ltd., Class A	44,048	687
Shenzhen Inovance Technology Co. Ltd., Class A	119,500	1,053
Tencent Holdings Ltd. (b)	147,600	8,207
Trip.com Group Ltd. ADR (a)	30,628	1,820
Yum China Holdings, Inc.	15,323	690
		35,284
India (26.6%)
Axis Bank Ltd.	86,413	1,270
Bajaj Auto Ltd.	20,521	3,021
Bajaj Finance Ltd.	17,025	1,564
CG Power & Industrial Solutions Ltd.	75,500	683
Coforge Ltd.	3,513	294
Delhivery Ltd. (a)	175,436	889
HDFC Asset Management Co. Ltd.	29,347	1,505
HDFC Bank Ltd.	132,985	2,739
Hindalco Industries Ltd.	188,827	1,707
Hitachi Energy India Ltd.	8,731	1,514
ICICI Bank Ltd.	291,534	4,424
IDFC First Bank Ltd. (a)	462,356	410
Infosys Ltd.	113,031	2,525
Infosys Ltd. ADR	29,943	667
Larsen & Toubro Ltd.	38,848	1,704
Macrotech Developers Ltd.	97,835	1,441
Mahindra & Mahindra Ltd.	137,090	5,060
MakeMyTrip Ltd. (a)	12,244	1,138
Max Healthcare Institute Ltd.	127,808	1,501
Pidilite Industries Ltd.	36,547	1,466
Reliance Industries Ltd.	111,019	3,906
Samvardhana Motherson International Ltd.	361,861	912
Star Health & Allied Insurance Co. Ltd. (a)	127,337	922
State Bank of India	300,124	2,818
United Breweries Ltd.	41,888	1,087
		45,167
Indonesia (3.2%)
Bank Central Asia Tbk. PT	2,631,600	1,795
Bank Mandiri Persero Tbk. PT	3,064,300	1,409
Bank Rakyat Indonesia Persero Tbk. PT	3,445,800	1,127
Cisarua Mountain Dairy Tbk. PT	2,771,400	1,035
		5,366
Korea, Republic of (8.4%)
DB Insurance Co. Ltd.	8,441	725
HYBE Co. Ltd.	2,632	339
Hyundai Marine & Fire Insurance Co. Ltd.	23,293	587
Hyundai Motor Co.	3,984	742
Kangwon Land, Inc.	21,699	281
KB Financial Group, Inc.	23,141	1,428
Kia Corp.	13,882	1,057
Korea Zinc Co. Ltd.	2,503	1,311
KT&G Corp.	10,506	871
NAVER Corp.	5,911	761
Samsung Electronics Co. Ltd.	90,603	4,235
Samsung Life Insurance Co. Ltd.	2,326	166
SK Hynix, Inc.	12,111	1,621
SK Square Co. Ltd. (a)	1,542	95
		14,219
Malaysia (1.3%)
CIMB Group Holdings Bhd.	599,300	1,173
Malayan Banking Bhd.	433,300	1,101
		2,274
Mexico (3.8%)
Gruma SAB de CV, Class B	132,404	2,454
Grupo Financiero Banorte SAB de CV Series O	189,481	1,343
Qualitas Controladora SAB de CV	178,269	1,394
Wal-Mart de Mexico SAB de CV	394,199	1,189
		6,380
Poland (2.2%)
Allegro.eu SA (a)	235,986	2,134
Powszechny Zaklad Ubezpieczen SA	154,970	1,694
		3,828

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Equity Portfolio

	Shares	Value (000)
Saudi Arabia (1.4%)
Alinma Bank	165,037	$1,256
Bupa Arabia for Cooperative Insurance Co.	19,570	1,081
		2,337
South Africa (4.2%)
AVI Ltd.	187,230	1,190
Capitec Bank Holdings Ltd.	14,550	2,558
Clicks Group Ltd.	60,845	1,397
Standard Bank Group Ltd.	140,869	1,973
		7,118
Taiwan (17.9%)
Advantech Co. Ltd.	64,000	648
Airtac International Group	28,901	828
Delta Electronics, Inc.	81,000	966
E Ink Holdings, Inc.	165,000	1,530
Fubon Financial Holding Co. Ltd.	369,600	1,052
Hon Hai Precision Industry Co. Ltd.	486,000	2,862
Taiwan Semiconductor Manufacturing Co. Ltd.	587,000	17,701
Unimicron Technology Corp.	274,000	1,244
United Microelectronics Corp.	1,214,000	2,046
Wiwynn Corp.	22,000	1,192
Wiwynn Corp. GDR (a)	5,242	283
		30,352
Thailand (0.7%)
Tisco Financial Group PCL	386,000	1,157

United Arab Emirates (0.5%)
Americana Restaurants International PLC - Foreign Co.	1,278,934	935

United Kingdom (1.2%)
Anglo American PLC	4,157	135
Antofagasta PLC	73,983	1,994
		2,129
Total Common Stocks (Cost $117,634)		169,814

Short-Term Investment (1.7%)
Investment Company (1.7%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 4.85% (c) (Cost $2,961)	2,960,873	2,961
Total Investments (101.7%) (Cost $120,595) (d)(e)(f)		172,775
Liabilities in Excess of Other Assets (–1.7%)		(2,878)
Net Assets (100.0%)		$169,897

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended September 30, 2024, advisory fees paid were reduced by approximately $2,000 relating to the Fund’s investment in the Liquidity Fund.
(d)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2024, the Fund did not engage in any cross-trade transactions.
(e)	The approximate fair value and percentage of net assets, $144,637,000 and 85.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(f)	At September 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $57,141,000 and the aggregate gross unrealized depreciation is approximately $4,961,000, resulting in net unrealized appreciation of approximately $52,180,000.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	52.6%
Banks	22.3
Semiconductors & Semiconductor Equipment	12.4
Automobiles	7.2
Interactive Media & Services	5.5
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Portfolio of Investments

Global Infrastructure Portfolio

	Shares	Value (000)
Common Stocks (98.5%)
Australia (1.1%)
Transurban Group (Units) (a)	86,274	$780

Brazil (0.2%)
Rumo SA	37,010	136

Canada (16.6%)
Enbridge, Inc.	82,926	3,369
GFL Environmental, Inc.	59,062	2,355
Keyera Corp.	35,903	1,119
Pembina Pipeline Corp.	57,100	2,354
TC Energy Corp. (b)	64,502	3,066
		12,263
China (0.6%)
China Resources Gas Group Ltd. (c)	110,000	440

France (2.8%)
Getlink SE	14,487	259
Vinci SA	15,641	1,828
		2,087
Hong Kong (1.0%)
CK Infrastructure Holdings Ltd.	59,000	401
Power Assets Holdings Ltd.	55,000	351
		752
Italy (2.6%)
Infrastrutture Wireless Italiane SpA	22,913	282
Snam SpA	111,523	568
Terna — Rete Elettrica Nazionale	119,048	1,072
		1,922
Japan (0.6%)
Tokyo Gas Co. Ltd.	17,600	410

Mexico (2.3%)
Grupo Aeroportuario del Pacifico SAB de CV, Class B	98,685	1,710

Portugal (0.1%)
EDP Renovaveis SA	4,449	78

Spain (8.3%)
Aena SME SA	5,093	1,119
Cellnex Telecom SA	61,106	2,477
Ferrovial SE	25,819	1,110
Iberdrola SA	56,787	878
Redeia Corp. SA	28,012	544
		6,128
Switzerland (0.9%)
Flughafen Zurich AG (Registered)	2,861	688

United Kingdom (9.9%)
National Grid PLC	388,947	5,377
Severn Trent PLC	29,226	1,035
United Utilities Group PLC	64,506	904
		7,316
United States (51.5%)
American Electric Power Co., Inc.	6,571	674
American Tower Corp. REIT	22,318	5,190
American Water Works Co., Inc.	8,145	1,191
Atmos Energy Corp.	10,246	1,421
CenterPoint Energy, Inc.	24,199	712
Cheniere Energy, Inc.	10,824	1,947
CMS Energy Corp.	29,863	2,109
Crown Castle, Inc. REIT	16,298	1,934
Duke Energy Corp.	4,377	505
Edison International	18,927	1,648
Equinix, Inc. REIT	780	692
Essential Utilities, Inc.	8,713	336
Eversource Energy	20,589	1,401
Exelon Corp.	40,114	1,627
Kinder Morgan, Inc.	68,503	1,513
NiSource, Inc.	48,784	1,690
ONEOK, Inc.	27,479	2,504
PG&E Corp.	97,069	1,919
PPL Corp.	29,378	972
SBA Communications Corp. REIT	3,662	882
Sempra	32,631	2,729
Southern Co.	6,367	574
Targa Resources Corp.	16,245	2,404
Williams Cos., Inc.	7,117	325
Xcel Energy, Inc.	16,733	1,093
		37,992
Total Common Stocks (Cost $58,671)		72,702

Short-Term Investment (1.5%)
Investment Company (1.5%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class, 4.78% (d) (Cost $1,118)	1,118,127	1,118
Total Investments (100.0%) (Cost $59,789) including $3,005 of Securities Loaned (e)(f)(g)		73,820
Other Assets in Excess of Liabilities (0.0%)‡		26
Net Assets (100.0%)		$73,846

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Portfolio of Investments (cont’d)

Global Infrastructure Portfolio

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

‡	Amount is less than 0.05%.
(a)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2024, were approximately $3,005,000 and $3,104,000, respectively. The Fund received non-cash collateral of approximately $3,104,000 in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Security trades on the Hong Kong exchange.
(d)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended September 30, 2024, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Fund.
(e)	The approximate fair value and percentage of net assets, $20,601,000 and 27.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(f)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2024, the Fund did not engage in any cross-trade transactions.
(g)	At September 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $14,173,000 and the aggregate gross unrealized depreciation is approximately $142,000, resulting in net unrealized appreciation of approximately $14,031,000.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Oil & Gas Storage & Transportation	35.0%
Electricity Transmission & Distribution	18.4
Communications	15.5
Other*	12.6
Others	10.9
Diversified	7.6
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Portfolio of Investments (cont’d)

Global Real Estate Portfolio

	Shares	Value (000)
Common Stocks (99.3%)
Australia (6.3%)
Charter Hall Group REIT	17,488	$192
Goodman Group REIT	44,245	1,129
National Storage REIT (a)	113,056	198
NEXTDC Ltd. (b)	10,977	133
Scentre Group REIT	113,324	285
Stockland REIT	82,702	298
		2,235
Belgium (0.8%)
Montea NV REIT (a)	2,497	208
Shurgard Self Storage Ltd. REIT	1,856	87
		295
Canada (2.2%)
Boardwalk REIT	4,428	281
Chartwell Retirement Residences (Units) (c)	29,892	344
InterRent REIT	17,363	163
		788
France (2.1%)
Carmila SA REIT	10,176	202
Covivio SA REIT	1,438	88
Klepierre SA REIT	4,641	152
Unibail-Rodamco-Westfield REIT	3,320	291
		733
Germany (2.5%)
LEG Immobilien SE	3,392	355
Vonovia SE	14,490	529
		884
Hong Kong (2.1%)
Link REIT	59,727	298
Sun Hung Kai Properties Ltd.	31,893	345
Swire Properties Ltd.	55,400	113
		756
Japan (8.1%)
Comforia Residential, Inc. REIT	98	221
Heiwa Real Estate, Inc. REIT	144	130
Invincible Investment Corp. REIT	655	284
Japan Hotel REIT Investment Corp.	446	222
Japan Prime Realty Investment Corp. REIT	72	175
Mitsubishi Estate Co. Ltd.	3,500	55
Mitsui Fudosan Co. Ltd.	80,200	756
Mitsui Fudosan Logistics Park, Inc. REIT	44	130
Nippon Building Fund, Inc. REIT	335	307
Nippon Prologis, Inc. REIT	92	157
Sumitomo Realty & Development Co. Ltd.	13,500	457
		2,894
Netherlands (0.7%)
CTP NV	14,266	260

Singapore (2.5%)
CapitaLand Integrated Commercial Trust REIT	181,219	298
Frasers Centrepoint Trust REIT	152,000	272
Mapletree Industrial Trust REIT	69,000	130
Suntec Real Estate Investment Trust REIT	191,800	198
		898
Spain (1.4%)
Cellnex Telecom SA	4,375	177
Merlin Properties Socimi SA REIT	24,368	309
		486
Sweden (1.8%)
Castellum AB (b)	17,879	262
Fastighets AB Balder, Class B (b)	22,560	198
Pandox AB	9,344	187
		647
United Kingdom (4.4%)
Derwent London PLC REIT	5,808	186
Impact Healthcare PLC REIT	97,094	120
LondonMetric Property PLC REIT	66,949	184
Segro PLC REIT	40,779	478
Sirius Real Estate Ltd. REIT	133,284	174
UNITE Group PLC REIT	20,745	261
Workspace Group PLC REIT	17,584	153
		1,556
United States (64.4%)
Agree Realty Corp. REIT	11,484	865
American Homes 4 Rent, Class A REIT	18,127	696
American Tower Corp. REIT	1,498	348
Americold Realty Trust, Inc. REIT	8,238	233
AvalonBay Communities, Inc. REIT	6,599	1,486
BXP, Inc. REIT	5,998	483
CareTrust REIT, Inc.	15,003	463
Digital Realty Trust, Inc. REIT	7,001	1,133
EastGroup Properties, Inc. REIT	1,866	349
Equinix, Inc. REIT	2,221	1,971
Essential Properties Realty Trust, Inc. REIT	8,234	281
Extra Space Storage, Inc. REIT	5,326	960
Federal Realty Investment Trust REIT	3,440	395
Healthpeak Properties, Inc. REIT	19,546	447
Host Hotels & Resorts, Inc. REIT	16,171	285
Iron Mountain, Inc. REIT	6,056	720
Kilroy Realty Corp. REIT	7,099	275
Kite Realty Group Trust REIT	9,449	251
Lineage, Inc. REIT	2,884	226
Mid-America Apartment Communities, Inc. REIT	5,214	829
PACS Group, Inc. (b)	6,703	268
Prologis, Inc. REIT	12,169	1,537
Public Storage REIT	3,728	1,357
Realty Income Corp. REIT	14,313	908
Retail Opportunity Investments Corp. REIT	9,102	143

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Portfolio of Investments (cont’d)

Global Real Estate Portfolio

	Shares	Value (000)
United States (cont’d)
Rexford Industrial Realty, Inc. REIT	10,006	$503
Simon Property Group, Inc. REIT	5,325	900
Sun Communities, Inc. REIT	3,470	469
Tanger, Inc. REIT	5,664	188
Urban Edge Properties REIT	10,074	215
Ventas, Inc. REIT	10,033	643
VICI Properties, Inc. REIT	28,729	957
Welltower, Inc. REIT	16,685	2,136
		22,920
Total Common Stocks (Cost $28,125)		35,352

	No. of Rights
Rights (0.0%)‡
Belgium (0.0%)‡
Montea NV, expires 10/3/2024 (a)(b) (Cost $—)	2,497	2

	Shares
Short-Term Investments (1.3%)
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class, 4.88% (d) (Cost $250)	249,505	250

Securities held as Collateral on Loaned Securities (0.6%)
Investment Company (0.5%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.88% (d) (Cost $170)	169,603	170

	Face Amount (000)
Repurchase Agreements (0.1%)
Citigroup, Inc., (4.88%, dated 9/30/24, due 10/1/24; proceeds $20; fully collateralized by U.S. Government obligations; 2.88% - 4.75% due 5/15/43 - 11/15/43; valued at $20)	$20	20
Merrill Lynch & Co., Inc., (4.86%, dated 9/30/24, due 10/1/24; proceeds $22; fully collateralized by U.S. Government obligations; 0.75% - 3.50% due 9/30/26 - 2/15/45; valued at $22)	22	22
		42
Total Securities held as Collateral on Loaned Securities (Cost $212)		212
Total Short-Term Investments (Cost $462)		462
Total Investments (100.6%) (Cost $28,587) including $399 of Securities Loaned (e)(f)(g)		35,816
Liabilities in Excess of Other Assets (–0.6%)		(224)
Net Assets (100.0%)		$35,592

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

‡	Amount is less than 0.05%.
(a)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2024, were approximately $399,000 and $417,000, respectively. The Fund received cash collateral of approximately $212,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - as reported in the Portfolio of Investments. The remaining collateral of approximately $205,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(b)	Non-income producing security.
(c)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(d)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended September 30, 2024, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Fund.
(e)	The approximate fair value and percentage of net assets, $11,644,000 and 32.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(f)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2024, the Fund did not engage in any cross-trade transactions.
(g)	At September 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $7,469,000 and the aggregate gross unrealized depreciation is approximately $240,000, resulting in net unrealized appreciation of approximately $7,229,000.
REIT	Real Estate Investment Trust.

Portfolio Composition*

Classification	Percentage of Total Investments
Retail	15.0%
Residential	14.9
Diversified	14.5
Health Care	12.4
Industrial	11.5
Other**	10.1
Data Centers	9.1
Self Storage	7.3
Specialty	5.2
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2024.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Fixed Income Securities (40.5%)
Agency Fixed Rate Mortgages (4.1%)
United States (4.1%)
Federal Home Loan Mortgage Corporation, Conventional Pools:
2.00%, 6/1/52		$598	$495
3.00%, 11/1/52		96	86
4.50%, 1/1/49		11	11
Gold Pools:
3.50%, 2/1/45 - 6/1/45		149	141
4.50%, 1/1/49		8	7
Federal National Mortgage Association, Conventional Pools:
2.50%, 10/1/51		283	244
3.00%, 4/1/52		373	336
3.50%, 1/1/51		385	362
4.00%, 11/1/41 - 1/1/46		152	150
4.50%, 3/1/41 - 11/1/44		62	63
5.00%, 1/1/41 - 3/1/41		23	23
6.00%, 1/1/38		4	4
6.50%, 10/1/53		24	25
October TBA:
2.50%, 10/1/54 (a)		500	432
3.00%, 10/1/54 (a)		100	90
4.00%, 10/1/54 (a)		70	67
4.50%, 10/1/54 (a)		100	98
5.00%, 10/1/54 (a)		270	270
5.50%, 10/1/54 (a)		450	455
6.00%, 10/1/54 (a)		220	225
Government National Mortgage Association, Various Pools:
4.00%, 7/15/44		9	8
5.00%, 2/20/49		3	3
Total Agency Fixed Rate Mortgages (Cost $3,696)			3,595
Asset-Backed Securities (0.6%)
Ireland (0.1%)
European Residential Loan Securitisation 2019-NPL1 DAC, Class A
1 Month EURIBOR + 3.25%, 6.62%, 7/24/54 (b)	EUR	59	66
United States (0.5%)
Renaissance Home Equity Loan Trust,
1 Month Term SOFR + 0.87%, 5.73%, 12/25/32 (b)		$73	68
Retained Vantage Data Centers Issuer LLC, Class A2A
5.00%, 9/15/48 (c)		100	100
SLM Student Loan Trust,
3 Month EURIBOR + 0.55%, 4.24%, 7/25/39 (b)	EUR	51	53
STAR Trust, Class A
1 Month Term SOFR + 1.75%, 6.71%, 10/17/41 (b)(c)		200	200
			421
Total Asset-Backed Securities (Cost $478)			487
Commercial Mortgage-Backed Securities (0.5%)
Germany (0.0%)‡
Berg Finance DAC,
3 Month EURIBOR + 1.05%, 4.74%, 4/22/33 (b)	EUR	15	17

United States (0.5%)
BAMLL Trust,
1 Month Term SOFR + 2.35%, 7.45%, 8/15/39 (b)(c)		$100	101
BPR Trust,
1 Month Term SOFR + 1.90%, 6.99%, 4/15/37 (b)(c)		100	101
1 Month Term SOFR + 3.00%, 8.10%, 5/15/39 (b)(c)		100	100
Commercial Mortgage Trust,
4.91%, 7/15/47 (b)(c)		16	15
JW Commercial Mortgage Trust,
1 Month Term SOFR + 1.62%, 6.70%, 6/15/39 (b)(c)		100	100
			417
Total Commercial Mortgage-Backed Securities (Cost $432)			434
Corporate Bonds (10.1%)
Australia (0.5%)
NBN Co. Ltd.,
2.63%, 5/5/31 (c)		200	179
Transurban Finance Co. Pty. Ltd.,
2.00%, 8/28/25	EUR	100	110
Westpac Banking Corp.,
2.67%, 11/15/35		$125	109
			398
Brazil (0.2%)
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
2.50%, 1/15/27		225	215

Canada (0.6%)
Algonquin Power & Utilities Corp.,
5.37%, 6/15/26 (d)		50	51
Province of Ontario Canada,
4.10%, 3/4/33	CAD	200	154
Province of Quebec Canada, 0.00%,
10/29/30	EUR	210	200
Rogers Communications, Inc.,
3.80%, 3/15/32		$100	93
			498

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Denmark (0.2%)
Realkredit Danmark AS,
Series CCS 4.00%, 10/1/56	DKK	1,000	$149

France (0.8%)
AXA SA,
3.25%, 5/28/49	EUR	100	110
Banque Federative du Credit Mutuel SA,
1.25%, 12/5/25	GBP	100	128
BNP Paribas SA,
1.13%, 6/11/26	EUR	225	243
BPCE SA,
5.75%, 6/1/33		100	119
Orange SA,
5.00%, 10/1/26 (e)		100	115
			715
Germany (0.8%)
Kreditanstalt fuer Wiederaufbau,
0.38%, 4/23/30		340	340
RWE AG,
3.63%, 1/10/32		100	114
Volkswagen International Finance NV,
Series 10Y 1.88%, 3/30/27		200	215
			669
Italy (0.1%)
Generali,
5.50%, 10/27/47		100	118

Korea, Republic of (0.2%)
Korea Southern Power Co. Ltd.,
0.75%, 1/27/26 (c)		$200	191

Luxembourg (0.1%)
Blackstone Property Partners Europe Holdings SARL,
1.25%, 4/26/27	EUR	100	106

Macau (0.0%)‡
Las Vegas Sands Corp.,
6.00%, 8/15/29		$35	36

Netherlands (0.1%)
Alliander NV,
4.50%, 3/27/32 (e)	EUR	100	115

Spain (0.4%)
Banco Santander SA,
3.13%, 1/19/27		100	112
5.18%, 11/19/25		$200	200
			312
Sweden (0.1%)
Akelius Residential Property Financing BV,
1.13%, 1/11/29	EUR	100	100

United Arab Emirates (0.2%)
Galaxy Pipeline Assets Bidco Ltd.,
2.63%, 3/31/36 (c)		$225	193

United Kingdom (0.9%)
BAT Capital Corp.,
3.56%, 8/15/27		58	57
HSBC Holdings PLC, 2.26%,
11/13/26	GBP	100	129
5.73%, 5/17/32		$200	211
Lloyds Banking Group PLC,
2.00%, 4/12/28	GBP	100	125
2.25%, 10/16/24		100	133
NGG Finance PLC,
5.63%, 6/18/73		100	134
			789
United States (4.9%)
Air Lease Corp.,
3.13%, 12/1/30		$75	69
Amazon.com, Inc.,
3.88%, 8/22/37		75	71
Aon North America, Inc.,
5.45%, 3/1/34		100	105
AT&T, Inc.,
1.80%, 9/5/26	EUR	100	109
2.90%, 12/4/26	GBP	100	129
3.65%, 6/1/51		$75	58
Bank of New York Mellon Corp.,
MTN 5.19%, 3/14/35		75	78
Boeing Co.,
5.81%, 5/1/50		50	48
6.26%, 5/1/27 (c)		25	26
6.30%, 5/1/29 (c)		25	26
Bristol-Myers Squibb Co.,
5.65%, 2/22/64		25	26
Celanese U.S. Holdings LLC,
6.17%, 7/15/27		75	78
Centene Corp.,
2.50%, 3/1/31		175	151
Charles Schwab Corp.,
5.85%, 5/19/34		65	70
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.80%, 3/1/50		100	77
6.38%, 10/23/35		25	26
Citigroup, Inc.,
3.79%, 3/17/33		275	258

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
United States (cont’d)
Comcast Corp.,
2.89%, 11/1/51		$50	$34
3.75%, 4/1/40		50	43
Diamondback Energy, Inc.,
3.13%, 3/24/31		50	46
Energy Transfer LP,
2.90%, 5/15/25		150	148
Enterprise Products Operating LLC,
3.95%, 1/31/60		50	39
4.95%, 2/15/35		25	25
Georgia-Pacific LLC,
2.30%, 4/30/30 (c)		175	158
Global Payments, Inc.,
4.45%, 6/1/28		100	100
Goldman Sachs Group, Inc.,
0.75%, 3/23/32	EUR	90	84
5.85%, 4/25/35		$100	107
JPMorgan Chase & Co.,
5.04%, 1/23/28		100	102
6.25%, 10/23/34		175	195
Las Vegas Sands Corp.,
5.90%, 6/1/27		50	51
Medtronic Global Holdings SCA,
1.00%, 7/2/31	EUR	100	98
Metropolitan Life Global Funding I,
2.95%, 4/9/30 (c)		$150	140
NextEra Energy Capital Holdings, Inc.,
2.75%, 11/1/29		175	163
Nuveen LLC, 5.55%,
1/15/30 (c)		50	52
ONEOK, Inc.,
5.05%, 11/1/34		75	75
6.05%, 9/1/33		25	27
Oracle Corp.,
2.88%, 3/25/31		175	159
Pfizer Investment Enterprises Pte. Ltd.,
5.34%, 5/19/63		25	26
PNC Financial Services Group, Inc.,
6.88%, 10/20/34		125	143
Prologis Euro Finance LLC,
1.88%, 1/5/29	EUR	100	106
Republic Services, Inc.,
5.00%, 4/1/34		$50	51
Thermo Fisher Scientific, Inc.,
0.88%, 10/1/31	EUR	100	97
U.S. Bancorp,
5.68%, 1/23/35		$50	53
5.84%, 6/12/34		75	80
Upjohn Finance BV,
1.91%, 6/23/32	EUR	100	97
Verizon Communications, Inc.,
1.13%, 11/3/28	GBP	100	117
2.55%, 3/21/31		$50	45
Vontier Corp.,
2.40%, 4/1/28		50	46
Warnermedia Holdings, Inc.,
5.14%, 3/15/52		25	19
Williams Cos., Inc.,
4.85%, 3/1/48		125	114
			4,245
Total Corporate Bonds (Cost $8,962)			8,849
Mortgages - Other (1.7%)
United Kingdom (0.1%)
Landmark Mortgage Securities No. 3 PLC,
3 Month GBP SONIA + 2.22%, 7.26%, 4/17/44 (b)	GBP	50	62

United States (1.6%)
Bayview Opportunity Master Fund VIA Trust,
3.00%, 1/25/52 (b)(c)		$86	76
Chase Home Lending Mortgage Trust,
5.50%, 8/25/55 (b)(c)		200	200
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust,
3.00%, 11/25/57		74	66
3.00%, 7/25/58		78	69
3.00%, 10/25/58		12	11
4.00%, 10/25/58		11	10
Federal Home Loan Mortgage Corp. Whole Loan Securities Trust,
3.00%, 9/25/45		16	14
3.00%, 7/25/46		8	6
3.00%, 12/25/46		28	24
3.00%, 5/25/47		34	29
3.50%, 5/25/45		7	6
3.50%, 9/25/45		16	14
3.50%, 7/25/46		10	8
4.00%, 5/25/45		2	2
GCAT Trust, Class 2A2
6.50%, 1/25/54 (b)(c)		129	131
Hundred Acre Wood Trust,
2.50%, 12/25/51 (b)(c)		82	69
JP Morgan Mortgage Trust,
3.00%, 4/25/52 (b)(c)		151	133
3.00%, 9/25/52 (b)(c)		163	143
3.25%, 7/25/52 (b)(c)		82	71
MFA Trust,
5.27%, 8/25/69 (c)		149	149
PRKCM 2023-AFC1 Trust, Class A1
6.60%, 2/25/58 (c)		140	142

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
United States (cont’d)
PRMI Securitization Trust,
2.50%, 4/25/51 (b)(c)		$80	$67
			1,440
Total Mortgages - Other (Cost $1,603)			1,502
Sovereign (18.3%)
Australia (0.4%)
Australia Government Bond,
1.25%, 5/21/32	AUD	160	92
Treasury Corp. of Victoria,
2.25%, 9/15/33		459	260
			352
Austria (0.1%)
Republic of Austria Government Bond,
0.00%, 2/20/30 (c)	EUR	70	69

Belgium (0.2%)
Kingdom of Belgium Government Bond,
0.90%, 6/22/29 (c)		30	31
1.70%, 6/22/50 (c)		90	72
3.45%, 6/22/43 (c)		100	115
			218
Brazil (1.2%)
Brazil Notas do Tesouro Nacional,
10.00%, 1/1/29	BRL	5,960	1,015

Canada (1.0%)
Canadian Government Bond,
2.00%, 12/1/51	CAD	20	12
3.25%, 12/1/33		910	691
Province of British Columbia,
4.75%, 6/12/34		$160	167
			870
Chile (0.1%)
Chile Government International Bond,
3.88%, 7/9/31	EUR	100	115

China (3.3%)
Agricultural Development Bank of China,
2.25%, 4/22/25	CNY	770	110
China Development Bank,
3.34%, 7/14/25		740	107
China Government Bond,
2.37%, 1/20/27		1,700	247
2.40%, 7/15/28		1,000	146
2.69%, 8/15/32		1,700	251
2.80%, 11/15/32		2,200	329
3.12%, 10/25/52		400	66
3.13%, 11/21/29		5,390	815
3.27%, 11/19/30		2,140	329
3.52%, 4/25/46		410	70
3.53%, 10/18/51		200	35
3.81%, 9/14/50		300	55
3.86%, 7/22/49		1,270	232
Export-Import Bank of China,
2.93%, 3/2/25		740	106
			2,898
Colombia (0.1%)
Colombian TES,
7.00%, 3/26/31	COP	268,000	56

Czech Republic (0.1%)
Czech Republic Government Bond,
1.20%, 3/13/31	CZK	1,200	46

Denmark (0.1%)
Denmark Government Bond,
0.50%, 11/15/27	DKK	630	90

Estonia (0.1%)
Estonia Government International Bond,
3.25%, 1/17/34	EUR	60	68

Finland (0.2%)
Finland Government Bond,
1.13%, 4/15/34 (c)		70	68
3.00%, 9/15/34 (c)		60	69
			137
France (1.0%)
Agence Francaise de Developpement EPIC,
1.50%, 10/31/34		100	96
French Republic Government Bond OAT,
0.00%, 11/25/29 (c)		680	667
SNCF Reseau,
1.88%, 3/30/34		100	100
			863
Germany (1.5%)
Bundesrepublik Deutschland Bundesanleihe,
0.00%, 8/15/31 - 8/15/50		468	433
0.25%, 2/15/29		390	405
1.80%, 8/15/53		58	56
4.25%, 7/4/39		120	164
State of North Rhine-Westphalia Germany,
1.65%, 2/22/38		290	281
			1,339
Greece (0.2%)
Hellenic Republic Government Bond,
3.38%, 6/15/34 (c)		150	171

Hungary (0.1%)
Hungary Government Bond,
3.00%, 8/21/30	HUF	8,480	21

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Hungary (cont’d)
Hungary Government International Bond,
4.00%, 7/25/29	EUR	34	$38
			59
Indonesia (0.2%)
Indonesia Treasury Bond,
8.38%, 3/15/34	IDR	1,792,000	134

Ireland (0.1%)
Ireland Government Bond,
2.60%, 10/18/34	EUR	70	79

Italy (0.8%)
Italy Buoni Poliennali Del Tesoro,
0.45%, 2/15/29		50	51
2.50%, 12/1/32		90	96
3.85%, 7/1/34		40	46
4.00%, 11/15/30		240	283
4.45%, 9/1/43 (c)		68	81
4.50%, 10/1/53 (c)		110	131
			688
Japan (2.4%)
Japan Government Ten Year Bond,
0.10%, 6/20/31	JPY	42,800	289
0.80%, 3/20/34		74,000	514
1.10%, 6/20/34		27,000	192
Japan Government Thirty Year Bond,
0.30%, 6/20/46		34,300	174
0.40%, 9/20/49		47,900	232
0.70%, 12/20/51		42,000	211
Japan Government Twenty Year Bond,
0.40%, 6/20/41		77,000	448
			2,060
Korea, Republic of (0.4%)
Export-Import Bank of Korea,
0.63%, 2/9/26		$200	191
Korea Development Bank,
0.80%, 7/19/26		200	189
			380
Lithuania (0.1%)
Republic of Lithuania,
3.50%, 7/3/31	EUR	40	46

Malaysia (0.2%)
Malaysia Government Bond,
3.58%, 7/15/32	MYR	200	48
3.89%, 8/15/29		440	109
			157
Mexico (0.1%)
Mexican Bonos,
7.50%, 6/3/27	MXN	1,700	83
8.50%, 5/31/29		800	40
			123
Netherlands (0.2%)
Netherlands Government Bond,
0.00%, 7/15/30 (c)	EUR	190	187
2.75%, 1/15/47 (c)		20	22
			209
New Zealand (0.2%)
New Zealand Government Bond,
4.25%, 5/15/34	NZD	40	25
New Zealand Local Government Funding Agency Bond,
MTN
4.40%, 9/8/27	AUD	200	140
			165
Norway (0.0%)‡
Norway Government Bond,
3.63%, 5/31/39 (c)	NOK	110	11

Poland (0.0%)‡
Republic of Poland Government Bond,
1.75%, 4/25/32	PLN	200	41

Portugal (0.0%)‡
Portugal Obrigacoes do Tesouro OT,
3.63%, 6/12/54 (c)	EUR	30	34

Singapore (0.1%)
Singapore Government Bond,
2.63%, 8/1/32	SGD	70	55

Slovenia (0.2%)
Slovenia Government International Bond,
5.00%, 9/19/33 (c)		$200	209

South Africa (1.1%)
Republic of South Africa Government Bond,
8.88%, 2/28/35	ZAR	18,067	968

Spain (1.1%)
Spain Government Bond,
0.00%, 1/31/28	EUR	50	52
2.70%, 10/31/48 (c)		40	39
3.45%, 10/31/34 (c)		570	663
3.50%, 5/31/29		170	198
4.00%, 10/31/54 (c)		20	23
			975
Thailand (0.1%)
Thailand Government Bond,
2.00%, 12/17/31	THB	4,000	121

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
United Kingdom (1.3%)
United Kingdom Gilt,
0.63%, 10/22/50	GBP	350	$192
0.88%, 7/31/33		230	238
3.50%, 10/22/25 - 1/22/45		480	621
4.25%, 7/31/34		30	41
			1,092
Total Sovereign (Cost $16,424)			15,913
Supranational (0.6%)
Asian Development Bank,
MTN
2.13%, 5/19/31	NZD	60	34
Corp. Andina de Fomento,
5.00%, 1/24/29		$100	103
MTN
5.30%, 2/19/29	AUD	160	112
European Financial Stability Facility,
3.00%, 9/4/34	EUR	110	126
European Investment Bank,
0.00%, 1/14/31		180	172
Total Supranational (Cost $514)			547
U.S. Treasury Securities (4.6%)
United States (4.6%)
U.S. Treasury Bonds,
1.13%, 5/15/40		$790	522
U.S. Treasury Inflation-Indexed Notes,
1.75%, 1/15/34		1,328	1,343
U.S. Treasury Notes,
1.13%, 10/31/26		720	684
1.50%, 2/15/30		30	27
1.88%, 2/15/32		200	177
3.38%, 5/15/33		690	671
4.00%, 2/15/34		110	112
4.13%, 9/30/27		470	478
Total U.S. Treasury Securities (Cost $4,066)			4,014
Total Fixed Income Securities (Cost $36,175)			35,341
	Shares
Common Stocks (38.3%)
Australia (0.9%)
Ampol Ltd.	133	3
ANZ Group Holdings Ltd.	1,721	36
APA Group	723	4
Aristocrat Leisure Ltd.	331	13
ASX Ltd.	109	5
BHP Group Ltd.	2,763	86
BlueScope Steel Ltd.	249	4
Brambles Ltd.	794	10
CAR Group Ltd.	207	5
Cochlear Ltd.	37	7
Coles Group Ltd.	755	9
Commonwealth Bank of Australia	969	90
Computershare Ltd.	306	5
CSL Ltd.	274	54
Dexus REIT	597	3
Endeavour Group Ltd.	856	3
Fortescue Ltd.	915	13
Goodman Group REIT	966	25
GPT Group REIT	1,086	4
Insurance Australia Group Ltd.	1,348	7
James Hardie Industries PLC (f)	247	10
Lottery Corp. Ltd.	1,277	5
Macquarie Group Ltd.	210	34
Medibank Pvt Ltd.	1,584	4
Mineral Resources Ltd.	95	3
Mirvac Group REIT	2,252	3
National Australia Bank Ltd.	1,798	47
Northern Star Resources Ltd.	645	7
Orica Ltd.	271	4
Origin Energy Ltd.	983	7
Pilbara Minerals Ltd. (f)	1,596	4
Pro Medicus Ltd.	34	4
Qantas Airways Ltd. (f)	452	2
QBE Insurance Group Ltd.	864	10
Ramsay Health Care Ltd.	106	3
REA Group Ltd.	30	4
Reece Ltd.	129	3
Rio Tinto Ltd.	202	18
Santos Ltd.	1,843	9
Scentre Group REIT	2,939	7
SEEK Ltd.	203	4
Seven Group Holdings Ltd.	115	3
Sonic Healthcare Ltd.	260	5
South32 Ltd.	2,488	6
Stockland REIT	1,348	5
Suncorp Group Ltd.	727	9
Telstra Group Ltd.	2,294	6
Transurban Group (Units)	1,759	16
Treasury Wine Estates Ltd.	460	4
Vicinity Ltd. REIT	2,199	3
Washington H Soul Pattinson & Co. Ltd.	132	3
Wesfarmers Ltd.	639	31
Westpac Banking Corp.	1,975	43
WiseTech Global Ltd.	95	9
Woodside Energy Group Ltd.	1,068	18
Woolworths Group Ltd.	687	16
Xero Ltd. (f)	83	9
		764
Austria (0.1%)
Erste Group Bank AG	1,077	59
OMV AG	120	5

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Shares	Value (000)
Austria (cont’d)
Verbund AG	55	$5
Voestalpine AG	84	2
		71
Belgium (0.2%)
Ageas SA	112	6
Anheuser-Busch InBev SA	614	41
Argenx SE (f)	41	22
D’ieteren Group	15	3
Elia Group SA	21	2
Groupe Bruxelles Lambert NV	57	5
KBC Group NV	745	59
Sofina SA	11	3
Syensqo SA	51	5
UCB SA	90	16
Warehouses De Pauw CVA REIT	124	3
		165
Canada (1.7%)
Agnico Eagle Mines Ltd.	342	28
Air Canada (f)	123	1
Alimentation Couche-Tard, Inc.	523	29
AltaGas Ltd.	201	5
ARC Resources Ltd.	403	7
Bank of Montreal	498	45
Bank of Nova Scotia	832	45
Barrick Gold Corp.	1,149	23
Barrick Gold Corp. (NYSE)	57	1
BCE, Inc.	51	2
Brookfield Asset Management Ltd., Class A	241	11
Brookfield Corp.	923	49
Brookfield Renewable Corp., Class A	91	3
BRP, Inc.	24	1
CAE, Inc. (f)	218	4
Cameco Corp.	299	14
Canadian Apartment Properties REIT	57	2
Canadian Imperial Bank of Commerce	639	39
Canadian National Railway Co.	371	43
Canadian Natural Resources Ltd.	1,447	48
Canadian Pacific Kansas City Ltd.	633	54
Canadian Tire Corp. Ltd., Class A	35	4
Canadian Utilities Ltd., Class A	92	2
CCL Industries, Inc., Class B	102	6
Cenovus Energy, Inc.	948	16
CGI, Inc. (f)	142	16
Constellation Software, Inc.	14	46
Descartes Systems Group, Inc. (f)	58	6
Dollarama, Inc.	189	19
Element Fleet Management Corp.	266	6
Emera, Inc.	195	8
Empire Co. Ltd., Class A	94	3
Enbridge, Inc.	1,455	59
Fairfax Financial Holdings Ltd.	14	18
First Quantum Minerals Ltd. (f)	479	7
FirstService Corp.	28	5
Fortis, Inc.	336	15
Franco-Nevada Corp.	131	16
George Weston Ltd.	41	7
GFL Environmental, Inc.	150	6
Gildan Activewear, Inc.	105	5
Great-West Lifeco, Inc.	192	7
Hydro One Ltd.	224	8
iA Financial Corp., Inc.	67	6
IGM Financial, Inc.	58	2
Imperial Oil Ltd.	127	9
Intact Financial Corp.	121	23
Ivanhoe Mines Ltd., Class A (f)	425	6
Keyera Corp.	157	5
Kinross Gold Corp.	844	8
Loblaw Cos. Ltd.	106	14
Lundin Mining Corp.	439	5
Magna International, Inc.	185	8
Manulife Financial Corp.	1,220	36
MEG Energy Corp.	184	3
Metro, Inc.	154	10
National Bank of Canada	234	22
Northland Power, Inc.	174	3
Nutrien Ltd.	338	16
Onex Corp.	45	3
Open Text Corp.	188	6
Pan American Silver Corp.	252	5
Parkland Corp.	96	2
Pembina Pipeline Corp.	394	16
Power Corp. of Canada	383	12
Quebecor, Inc., Class B	104	3
RB Global, Inc.	125	10
Restaurant Brands International, Inc.	206	15
RioCan Real Estate Investment Trust REIT	103	2
Rogers Communications, Inc., Class B	245	10
Royal Bank of Canada	955	119
Saputo, Inc.	172	4
Shopify, Inc., Class A (f)	833	67
Stantec, Inc.	79	6
Sun Life Financial, Inc.	397	23
Suncor Energy, Inc.	870	32
TC Energy Corp.	706	34
Teck Resources Ltd., Class B	309	16
TELUS Corp.	334	6
TFI International, Inc.	55	8
Thomson Reuters Corp.	109	19
TMX Group Ltd.	190	6
Toromont Industries Ltd.	57	6
Toronto-Dominion Bank	1,206	76
Tourmaline Oil Corp.	225	10
West Fraser Timber Co. Ltd.	38	4

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Shares	Value (000)
Canada (cont’d)
Wheaton Precious Metals Corp.	310	$19
WSP Global, Inc.	85	15
		1,469
China (0.0%)
China Common Rich Renewable Energy Investments Ltd. (f)(g)	18,000	—

Denmark (0.5%)
AP Moller - Maersk AS Series B	5	8
Carlsberg AS Series B	62	7
Coloplast AS Series B	85	11
Danske Bank AS	464	14
Demant AS (f)	65	3
DSV AS	113	23
Genmab AS (f)	42	10
Novo Nordisk AS, Class B	2,187	260
Novozymes AS Series B	238	17
Orsted AS (f)	128	9
Pandora AS	56	9
Rockwool AS, Class B	6	3
Tryg AS	229	6
Vestas Wind Systems AS (f)	689	15
Zealand Pharma AS (f)	44	5
		400
Finland (0.2%)
Elisa OYJ	96	5
Fortum OYJ	302	5
Kesko OYJ, Class B	185	4
Kone OYJ, Class B	223	13
Metso OYJ	408	4
Neste OYJ	291	6
Nokia OYJ	3,605	16
Nordea Bank Abp	9,642	114
Orion OYJ, Class B	73	4
Sampo OYJ, Class A	338	16
Stora Enso OYJ, Class R	386	5
UPM-Kymmene OYJ	355	12
Wartsila OYJ Abp	336	7
		211
France (1.7%)
Accor SA	123	5
Aeroports de Paris SA	21	3
Air Liquide SA	364	70
Airbus SE	374	55
Alstom SA (f)	212	4
Amundi SA	38	3
ArcelorMittal SA	283	7
Arkema SA	35	3
AXA SA	1,149	44
BioMerieux	26	3
BNP Paribas SA	3,096	212
Bollore SE	445	3
Bouygues SA	119	4
Bureau Veritas SA	201	7
Capgemini SE	96	21
Carrefour SA	344	6
Cie de Saint-Gobain SA	280	26
Cie Generale des Etablissements Michelin SCA	423	17
Covivio SA REIT	35	2
Credit Agricole SA	3,171	49
Danone SA	408	30
Dassault Aviation SA	13	3
Dassault Systemes SE	410	16
Edenred SE	157	6
Eiffage SA	46	4
Engie SA	1,169	20
EssilorLuxottica SA	186	44
Eurazeo SE	28	2
Eurofins Scientific SE	83	5
Euronext NV	51	6
Gecina SA REIT	29	3
Getlink SE	189	3
Hermes International SCA	19	47
Ipsen SA	24	3
Kering SA	44	13
Klepierre SA REIT	135	4
La Francaise des Jeux SAEM	64	3
Legrand SA	164	19
L’Oreal SA	146	66
LVMH Moet Hennessy Louis Vuitton SE	162	124
Orange SA	1,196	14
Pernod Ricard SA	122	19
Publicis Groupe SA	143	16
Renault SA	119	5
Rexel SA	141	4
Safran SA	214	50
Sanofi SA	722	83
Sartorius Stedim Biotech	17	4
Schneider Electric SE	338	89
SEB SA	15	2
Societe Generale SA	2,180	54
Sodexo SA	58	5
STMicroelectronics NV	414	12
Teleperformance SE	37	4
Thales SA	61	10
TotalEnergies SE	1,414	92
Unibail-Rodamco-Westfield REIT	73	6
Veolia Environnement SA	431	14
Vinci SA	315	37
Vivendi SE	448	5
		1,490

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Shares	Value (000)
Germany (1.3%)
adidas AG	104	$28
Allianz SE (Registered)	264	87
BASF SE	617	33
Bayer AG (Registered)	653	22
Bayerische Motoren Werke AG	208	18
Bayerische Motoren Werke AG (Preference)	39	3
Bechtle AG	54	2
Beiersdorf AG	66	10
Brenntag SE	87	6
Carl Zeiss Meditec AG	26	2
Commerzbank AG	3,114	57
Continental AG	72	5
Covestro AG (f)	129	8
CTS Eventim AG & Co. KGaA	42	4
Daimler Truck Holding AG	327	12
Delivery Hero SE (f)	119	5
Deutsche Bank AG (Registered)	1,261	22
Deutsche Boerse AG	130	31
Deutsche Lufthansa AG (Registered)	401	3
Deutsche Telekom AG (Registered)	2,381	70
DHL Group (Registered)	674	30
Dr Ing hc F Porsche AG (Preference)	73	6
E.ON SE	1,524	23
Evonik Industries AG	174	4
Fresenius Medical Care AG	138	6
Fresenius SE & Co. KGaA (f)	285	11
GEA Group AG	103	5
Hannover Rueck SE (Registered)	41	12
Heidelberg Materials AG	91	10
Henkel AG & Co. KGaA	70	6
Henkel AG & Co. KGaA (Preference)	115	11
Infineon Technologies AG	853	30
Knorr-Bremse AG	48	4
LEG Immobilien SE	50	5
Mercedes-Benz Group AG (Registered)	493	32
Merck KGaA	84	15
MTU Aero Engines AG	36	11
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	91	50
Nemetschek SE	38	4
Porsche Automobil Holding SE (Preference)	103	5
Puma SE	69	3
QIAGEN NV (f)	149	7
Rational AG	3	3
Rheinmetall AG	30	16
RWE AG	420	15
SAP SE	695	159
Sartorius AG (Preference)	18	5
Scout24 SE	51	4
Siemens AG (Registered)	500	101
Siemens Energy AG (f)	439	16
Siemens Healthineers AG	190	11
Symrise AG	91	13
Talanx AG	43	4
Volkswagen AG (Preference)	139	15
Vonovia SE	492	18
Zalando SE (f)	147	5
		1,103
Hong Kong (0.1%)
AIA Group Ltd.	3,181	28
BOC Hong Kong Holdings Ltd.	1,072	3
CK Asset Holdings Ltd.	555	2
CK Hutchison Holdings Ltd.	769	4
CK Infrastructure Holdings Ltd.	179	1
CLP Holdings Ltd.	477	4
Futu Holdings Ltd. ADR (f)	16	2
Galaxy Entertainment Group Ltd.	632	3
Hang Seng Bank Ltd.	218	3
Henderson Land Development Co. Ltd.	421	1
HKT Trust & HKT Ltd.	1,100	1
Hong Kong & China Gas Co. Ltd.	3,265	3
Hong Kong Exchanges & Clearing Ltd.	345	14
Hongkong Land Holdings Ltd.	326	1
Jardine Matheson Holdings Ltd.	47	2
Link REIT	733	4
MTR Corp. Ltd.	445	2
Power Assets Holdings Ltd.	400	3
Sands China Ltd. (f)	707	2
Sino Land Co. Ltd.	1,122	1
SITC International Holdings Co. Ltd.	393	1
Sun Hung Kai Properties Ltd.	414	4
Swire Pacific Ltd., Class A	118	1
Techtronic Industries Co. Ltd.	393	6
WH Group Ltd.	2,425	2
Wharf Holdings Ltd.	305	1
Wharf Real Estate Investment Co. Ltd.	474	2
		101
Ireland (0.1%)
AIB Group PLC	4,845	28
Bank of Ireland Group PLC	3,116	35
Kerry Group PLC, Class A	101	10
Kingspan Group PLC	99	9
		82
Israel (0.1%)
Azrieli Group Ltd.	27	2
Bank Hapoalim BM	820	8
Bank Leumi Le-Israel BM	979	10
Check Point Software Technologies Ltd. (f)	58	11
CyberArk Software Ltd. (f)	28	8
Elbit Systems Ltd.	17	3
Global-e Online Ltd. (f)	65	3
ICL Group Ltd.	499	2
Israel Discount Bank Ltd., Class A	798	4

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Shares	Value (000)
Israel (cont’d)
Mizrahi Tefahot Bank Ltd.	100	$4
Monday.com Ltd. (f)	24	7
Nice Ltd. (f)	41	7
Teva Pharmaceutical Industries Ltd. ADR (f)	732	13
Wix.com Ltd. (f)	35	6
		88
Italy (0.6%)
Amplifon SpA	35	1
Banco BPM SpA	3,192	22
Davide Campari-Milano NV	165	1
DiaSorin SpA	6	1
Enel SpA	2,274	18
Eni SpA	668	10
EXOR NV	160	17
Ferrari NV	35	16
FinecoBank Banca Fineco SpA	1,611	28
Generali	287	8
Infrastrutture Wireless Italiane SpA	94	1
Intesa Sanpaolo SpA	40,502	173
Leonardo SpA	115	3
Mediobanca Banca di Credito Finanziario SpA	1,436	25
Moncler SpA	58	4
Nexi SpA (f)	163	1
Poste Italiane SpA	127	2
Prysmian SpA	75	5
Recordati Industria Chimica e Farmaceutica SpA	29	2
Snam SpA	565	3
Stellantis NV	589	8
Telecom Italia SpA (Milano) (f)	2,804	1
Tenaris SA	135	2
Terna — Rete Elettrica Nazionale	395	4
UniCredit SpA	4,152	182
		538
Netherlands (0.8%)
ABN AMRO Bank NV CVA	1,425	26
Adyen NV (f)	14	22
Aegon Ltd.	908	6
AerCap Holdings NV	132	12
Akzo Nobel NV	112	8
ASM International NV	31	20
ASML Holding NV	259	215
ASR Nederland NV	106	5
Basic-Fit NV (f)	788	21
BE Semiconductor Industries NV	50	6
Coca-Cola Europacific Partners PLC	140	11
DSM-Firmenich AG	126	17
Heineken Holding NV	87	7
Heineken NV	192	17
IMCD NV	38	7
ING Groep NV	10,728	195
InPost SA (f)	138	3
JDE Peet’s NV	83	2
Koninklijke Ahold Delhaize NV	644	22
Koninklijke KPN NV	2,667	11
Koninklijke Philips NV (f)	533	17
NN Group NV	183	9
OCI NV	73	2
Prosus NV (f)	898	39
Randstad NV	74	4
Universal Music Group NV	555	15
Wolters Kluwer NV	169	28
		747
New Zealand (0.0%)‡
Auckland International Airport Ltd.	948	5
Fisher & Paykel Healthcare Corp. Ltd.	373	8
Mercury NZ Ltd.	434	2
Meridian Energy Ltd.	824	3
Spark New Zealand Ltd.	1,164	2
		20
Norway (0.1%)
Aker BP ASA	235	5
DNB Bank ASA	637	13
Equinor ASA	615	15
Gjensidige Forsikring ASA	142	3
Kongsberg Gruppen ASA	64	6
Mowi ASA	320	6
Norsk Hydro ASA	973	6
Orkla ASA	504	5
Salmar ASA	46	2
Telenor ASA	444	6
Yara International ASA	118	4
		71
Portugal (0.0%)‡
EDP - Energias de Portugal SA	2,255	10
EDP Renovaveis SA	223	4
Galp Energia SGPS SA	349	7
Jeronimo Martins SGPS SA	206	4
		25
Singapore (0.2%)
CapitaLand Ascendas REIT	2,168	5
CapitaLand Integrated Commercial Trust REIT	3,282	5
CapitaLand Investment Ltd.	1,362	3
DBS Group Holdings Ltd.	1,158	34
Genting Singapore Ltd.	3,472	2
Grab Holdings Ltd., Class A (f)	1,187	5
Keppel Ltd.	839	4
Oversea-Chinese Banking Corp. Ltd.	1,969	23
Sea Ltd. ADR (f)	209	20
Sembcorp Industries Ltd.	511	2
Singapore Airlines Ltd.	861	5

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Shares	Value (000)
Singapore (cont’d)
Singapore Exchange Ltd.	498	$5
Singapore Technologies Engineering Ltd.	904	3
Singapore Telecommunications Ltd.	4,318	11
United Overseas Bank Ltd.	736	18
Wilmar International Ltd.	1,099	3
		148
South Africa (0.9%)
Absa Group Ltd.	12,840	130
Capitec Bank Holdings Ltd.	1,316	231
Nedbank Group Ltd.	6,637	115
Standard Bank Group Ltd.	20,260	284
		760
Spain (0.7%)
Acciona SA	10	1
ACS Actividades de Construccion y Servicios SA	73	3
Aena SME SA	30	7
Amadeus IT Group SA	179	13
Banco Bilbao Vizcaya Argentaria SA	16,256	176
Banco de Sabadell SA	2,146	5
Banco Santander SA	43,951	225
CaixaBank SA	11,103	66
Cellnex Telecom SA	211	9
Endesa SA	128	3
Ferrovial SE	209	9
Grifols SA (f)	113	1
Iberdrola SA	2,461	38
Industria de Diseno Textil SA	433	26
Redeia Corp. SA	164	3
Repsol SA	496	6
Telefonica SA	1,615	8
		599
Sweden (0.4%)
AddTech AB, Class B	173	5
Alfa Laval AB	191	9
Assa Abloy AB, Class B	666	22
Atlas Copco AB, Class A	2,769	52
Beijer Ref AB	242	4
Boliden AB	176	6
Epiroc AB, Class A	683	14
EQT AB	248	8
Essity AB, Class B	416	13
Evolution AB	119	12
Fastighets AB Balder, Class B (f)	436	4
Getinge AB, Class B	155	3
H & M Hennes & Mauritz AB, Class B	399	7
Hexagon AB, Class B	1,354	15
Holmen AB, Class B	51	2
Husqvarna AB, Class B	232	2
Industrivarden AB, Class A	187	7
Indutrade AB	180	6
Investment AB Latour, Class B	100	3
Investor AB, Class B	1,155	36
L E Lundbergforetagen AB, Class B	50	3
Lifco AB, Class B	156	5
Nibe Industrier AB, Class B	1,003	5
Saab AB, Class B	218	5
Sagax AB, Class B	144	4
Sandvik AB	698	16
Securitas AB, Class B	329	4
Skandinaviska Enskilda Banken AB, Class A	1,057	16
Skanska AB, Class B	227	5
SKF AB, Class B	225	4
Svenska Cellulosa AB SCA, Class B	403	6
Svenska Handelsbanken AB, Class A	977	10
Swedbank AB, Class A	567	12
Swedish Orphan Biovitrum AB (f)	131	4
Tele2 AB, Class B	369	4
Telefonaktiebolaget LM Ericsson, Class B	1,862	14
Telia Co. AB	1,602	5
Trelleborg AB, Class B	141	5
Volvo AB, Class A	1,186	32
Volvo Car AB, Class B (f)	483	1
		390
Switzerland (1.3%)
ABB Ltd. (Registered)	1,054	61
Adecco Group AG (Registered)	110	4
Alcon, Inc.	334	33
Avolta AG (Registered)	60	2
Bachem Holding AG	22	2
Baloise Holding AG (Registered)	29	6
Banque Cantonale Vaudoise (Registered)	20	2
Barry Callebaut AG (Registered)	2	4
BKW AG	14	2
Chocoladefabriken Lindt & Spruengli AG	1	13
Cie Financiere Richemont SA, Class A (Registered)	338	54
Clariant AG (Registered) (f)	142	2
EMS-Chemie Holding AG (Registered)	5	4
Galderma Group AG (f)	40	4
Geberit AG (Registered)	23	15
Givaudan SA (Registered)	6	33
Helvetia Holding AG (Registered)	24	4
Holcim AG (f)	347	34
Julius Baer Group Ltd.	137	8
Kuehne & Nagel International AG (Registered)	32	9
Logitech International SA (Registered)	102	9
Lonza Group AG (Registered)	48	30
Nestle SA (Registered)	1,767	178
Novartis AG (Registered)	1,352	156
Partners Group Holding AG	15	23
Roche Holding AG	22	7

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Shares	Value (000)
Switzerland (cont'd)
Roche Holding AG (Genusschein)	474	$152
Sandoz Group AG	273	11
Schindler Holding AG	27	8
Schindler Holding AG (Registered)	16	4
SGS SA (Registered)	104	12
SIG Group AG (f)	205	5
Sika AG (Registered)	102	34
Sonova Holding AG (Registered)	34	12
Straumann Holding AG (Registered)	73	12
Swatch Group AG	17	4
Swatch Group AG (Registered)	31	1
Swiss Life Holding AG (Registered)	19	16
Swiss Prime Site AG (Registered)	52	6
Swiss Re AG	204	28
Swisscom AG (Registered)	18	12
Temenos AG (Registered)	40	3
UBS Group AG (Registered) (f)	2,168	67
VAT Group AG	17	9
Zurich Insurance Group AG	99	60
		1,155
United Kingdom (2.0%)
3i Group PLC	645	29
Admiral Group PLC	175	7
Anglo American PLC	812	26
Antofagasta PLC	252	7
Ashtead Group PLC	289	22
Associated British Foods PLC	226	7
AstraZeneca PLC	1,043	162
Auto Trader Group PLC	604	7
Aviva PLC	1,814	12
BAE Systems PLC	2,079	35
Barclays PLC	9,812	29
Barratt Developments PLC	939	6
Berkeley Group Holdings PLC	68	4
BP PLC	11,752	61
British American Tobacco PLC	1,400	51
BT Group PLC	4,400	9
Bunzl PLC	229	11
Centrica PLC	3,571	6
Coca-Cola HBC AG (f)	148	5
Compass Group PLC	1,158	37
Croda International PLC	88	5
DCC PLC	66	5
Diageo PLC	1,437	50
Endeavour Mining PLC	123	3
Entain PLC	419	4
Evraz PLC (f)(g)	464	—
Experian PLC	606	32
G4S Ltd. (f)	2,164	7
Glencore PLC	6,687	38
GSK PLC	2,818	57
Haleon PLC	4,946	26
Halma PLC	250	9
Hargreaves Lansdown PLC	241	4
Hikma Pharmaceuticals PLC	112	3
HSBC Holdings PLC	12,318	111
Imperial Brands PLC	554	16
Informa PLC	896	10
InterContinental Hotels Group PLC	108	12
Intertek Group PLC	107	7
J Sainsbury PLC	1,123	4
JD Sports Fashion PLC	1,728	4
Kingfisher PLC	1,231	5
Land Securities Group PLC REIT	471	4
Legal & General Group PLC	4,006	12
Lloyds Banking Group PLC	41,761	33
London Stock Exchange Group PLC	327	45
M&G PLC	1,521	4
Melrose Industries PLC	878	5
Mondi PLC	294	6
National Grid PLC	3,251	45
NatWest Group PLC	4,392	20
Next PLC	81	11
Paragon Offshore PLC (f)(g)	67	—
Pearson PLC	407	6
Persimmon PLC	213	5
Phoenix Group Holdings PLC	476	4
Prudential PLC	1,745	16
Reckitt Benckiser Group PLC	467	29
RELX PLC (LSE)	1,265	60
Rentokil Initial PLC	1,696	8
Rio Tinto PLC	735	52
Rolls-Royce Holdings PLC (f)	5,782	41
Sage Group PLC	665	9
Schroders PLC	540	3
Segro PLC REIT	860	10
Severn Trent PLC	183	6
Shell PLC	4,472	145
Smith & Nephew PLC	591	9
Smiths Group PLC	234	5
Spirax Group PLC	48	5
SSE PLC	741	19
Standard Chartered PLC	1,398	15
Taylor Wimpey PLC	2,360	5
Tesco PLC	4,751	23
Unilever PLC CVA	1,711	111
United Utilities Group PLC	460	6
Vodafone Group PLC	15,392	15
Whitbread PLC	121	5
Wise PLC, Class A (f)	432	4
WPP PLC	728	7
		1,753

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Shares	Value (000)
United States (24.4%)
3M Co.	234	$32
A O Smith Corp.	51	5
Abbott Laboratories	738	84
AbbVie, Inc.	750	148
Accenture PLC, Class A	266	94
Adobe, Inc. (f)	188	97
Advanced Micro Devices, Inc. (f)	686	113
AECOM	58	6
AES Corp.	302	6
Aflac, Inc.	229	26
Agilent Technologies, Inc.	124	18
Air Products & Chemicals, Inc.	94	28
Airbnb, Inc., Class A (f)	187	24
Akamai Technologies, Inc. (f)	65	7
Albemarle Corp.	50	5
Albertsons Cos., Inc., Class A	160	3
Alexandria Real Estate Equities, Inc. REIT	67	8
Align Technology, Inc. (f)	30	8
Allegion PLC	37	5
Alliant Energy Corp.	109	7
Allstate Corp.	112	21
Ally Financial, Inc.	115	4
Alnylam Pharmaceuticals, Inc. (f)	54	15
Alphabet, Inc., Class A	4,639	772
Altria Group, Inc.	729	37
Amazon.com, Inc. (f)	3,975	741
Amcor PLC	613	7
Amentum Holdings, Inc. (f)	52	2
Ameren Corp.	113	10
American Electric Power Co., Inc.	224	23
American Express Co.	244	66
American Financial Group, Inc.	30	4
American Homes 4 Rent, Class A REIT	139	5
American International Group, Inc.	282	21
American Tower Corp. REIT	198	46
American Water Works Co., Inc.	83	12
Ameriprise Financial, Inc.	42	20
AMETEK, Inc.	98	17
Amgen, Inc.	228	73
Amphenol Corp., Class A	510	33
Analog Devices, Inc.	211	49
Annaly Capital Management, Inc. REIT	211	4
ANSYS, Inc. (f)	37	12
Aon PLC, Class A	83	29
APA Corp.	158	4
Apollo Global Management, Inc.	169	21
Apple, Inc.	6,183	1,441
Applied Materials, Inc.	351	71
AppLovin Corp., Class A (f)	87	11
Aptiv PLC (f)	115	8
Arch Capital Group Ltd. (f)	159	18
Archer-Daniels-Midland Co.	210	13
Ares Management Corp., Class A	79	12
Arista Networks, Inc. (f)	113	43
Arthur J Gallagher & Co.	93	26
Aspen Technology, Inc. (f)	12	3
Assurant, Inc.	22	4
AT&T, Inc.	3,043	67
Atlassian Corp., Class A (f)	68	11
Atmos Energy Corp.	64	9
Autodesk, Inc. (f)	91	25
Automatic Data Processing, Inc.	174	48
AutoZone, Inc. (f)	7	22
AvalonBay Communities, Inc. REIT	60	14
Avantor, Inc. (f)	288	7
Avery Dennison Corp.	34	8
Axon Enterprise, Inc. (f)	30	12
Baker Hughes Co.	424	15
Ball Corp.	132	9
Bank of America Corp.	2,987	119
Bank of New York Mellon Corp.	313	22
Bath & Body Works, Inc.	90	3
Baxter International, Inc.	216	8
Becton Dickinson & Co.	123	30
Bentley Systems, Inc., Class B	67	3
Berkshire Hathaway, Inc., Class B (f)	562	259
Best Buy Co., Inc.	87	9
Biogen, Inc. (f)	62	12
BioMarin Pharmaceutical, Inc. (f)	81	6
Bio-Rad Laboratories, Inc., Class A (f)	8	3
Bio-Techne Corp.	67	5
BlackRock, Inc.	63	60
Blackstone, Inc.	303	46
Block, Inc., Class A (f)	236	16
Boeing Co. (f)	248	38
Booking Holdings, Inc.	14	59
Booz Allen Hamilton Holding Corp.	55	9
Boston Scientific Corp. (f)	624	52
Bristol-Myers Squibb Co.	860	45
Broadcom, Inc.	1,877	324
Broadridge Financial Solutions, Inc.	50	11
Brown & Brown, Inc.	103	11
Brown-Forman Corp., Class B	76	4
Builders FirstSource, Inc. (f)	52	10
Bunge Global SA	60	6
Burlington Stores, Inc. (f)	27	7
BXP, Inc. REIT	63	5
Cadence Design Systems, Inc. (f)	116	31
Camden Property Trust REIT	45	6
Campbell Soup Co.	82	4
Capital One Financial Corp.	162	24
Cardinal Health, Inc.	103	11
Carlisle Cos., Inc.	20	9
Carlyle Group, Inc.	98	4
CarMax, Inc. (f)	66	5

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont’d)
Carnival Corp. (f)	429	$8
Carrier Global Corp.	344	28
Catalent, Inc. (f)	77	5
Caterpillar, Inc.	208	81
Cboe Global Markets, Inc.	45	9
CBRE Group, Inc., Class A (f)	130	16
CDW Corp.	57	13
Celanese Corp.	46	6
Celsius Holdings, Inc. (f)	63	2
Cencora, Inc.	76	17
Centene Corp. (f)	227	17
CenterPoint Energy, Inc.	272	8
CF Industries Holdings, Inc.	78	7
CH Robinson Worldwide, Inc.	50	6
Charles River Laboratories International, Inc. (f)	22	4
Charles Schwab Corp.	641	42
Charter Communications, Inc., Class A (f)	40	13
Cheniere Energy, Inc.	97	17
Chesapeake Energy Corp.	47	4
Chevron Corp.	743	109
Chipotle Mexican Grill, Inc. (f)	583	34
Chord Energy Corp.	26	3
Chubb Ltd.	164	47
Church & Dwight Co., Inc.	104	11
Cigna Group	121	42
Cincinnati Financial Corp.	66	9
Cintas Corp.	155	32
Cisco Systems, Inc.	1,710	91
Citigroup, Inc.	810	51
Citizens Financial Group, Inc.	193	8
Clorox Co.	53	9
Cloudflare, Inc., Class A (f)	128	10
CME Group, Inc.	153	34
CMS Energy Corp.	127	9
CNH Industrial NV	374	4
Coca-Cola Co.	1,737	125
Cognizant Technology Solutions Corp., Class A	211	16
Coinbase Global, Inc., Class A (f)	81	14
Colgate-Palmolive Co.	331	34
Comcast Corp., Class A	1,661	69
Conagra Brands, Inc.	202	7
ConocoPhillips	494	52
Consolidated Edison, Inc.	147	15
Constellation Brands, Inc., Class A	70	18
Constellation Energy Corp.	134	35
Cooper Cos., Inc. (f)	85	9
Copart, Inc. (f)	368	19
Corebridge Financial, Inc.	116	3
Corning, Inc.	345	16
Corpay, Inc. (f)	28	9
Corteva, Inc.	296	17
CoStar Group, Inc. (f)	173	13
Costco Wholesale Corp.	188	167
Coterra Energy, Inc.	316	8
CRH PLC	292	27
Crowdstrike Holdings, Inc., Class A (f)	98	27
Crown Castle, Inc. REIT	184	22
Crown Holdings, Inc.	51	5
CSX Corp.	830	29
Cummins, Inc.	58	19
CVS Health Corp.	533	34
Danaher Corp.	283	79
Darden Restaurants, Inc.	51	8
Datadog, Inc., Class A (f)	118	14
DaVita, Inc. (f)	22	4
Dayforce, Inc. (f)	67	4
Deckers Outdoor Corp. (f)	65	10
Deere & Co.	111	46
Dell Technologies, Inc., Class C	119	14
Delta Air Lines, Inc.	68	3
Devon Energy Corp.	266	10
Dexcom, Inc. (f)	169	11
Diamondback Energy, Inc.	81	14
Dick’s Sporting Goods, Inc.	25	5
Digital Realty Trust, Inc. REIT	138	22
Discover Financial Services	106	15
DocuSign, Inc. (f)	87	5
Dollar General Corp.	93	8
Dollar Tree, Inc. (f)	87	6
Dominion Energy, Inc.	356	21
Domino’s Pizza, Inc.	15	6
DoorDash, Inc., Class A (f)	130	19
Dover Corp.	58	11
Dow, Inc.	298	16
DR Horton, Inc.	126	24
DraftKings, Inc., Class A (f)	185	7
DTE Energy Co.	88	11
Duke Energy Corp.	328	38
DuPont de Nemours, Inc.	177	16
Dynatrace, Inc. (f)	120	6
Eastman Chemical Co.	50	6
Eaton Corp. PLC	170	56
eBay, Inc.	213	14
Ecolab, Inc.	109	28
Edison International	163	14
Edwards Lifesciences Corp. (f)	256	17
Electronic Arts, Inc.	107	15
Elevance Health, Inc.	99	51
Eli Lilly & Co.	343	304
EMCOR Group, Inc.	20	9
Emerson Electric Co.	243	27
Enphase Energy, Inc. (f)	58	7
Entegris, Inc.	64	7
Entergy Corp.	91	12
EOG Resources, Inc.	244	30

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont’d)
EPAM Systems, Inc. (f)	25	$5
EQT Corp.	240	9
Equifax, Inc.	52	15
Equinix, Inc. REIT	40	36
Equitable Holdings, Inc.	138	6
Equity Lifestyle Properties, Inc. REIT	75	5
Equity Residential REIT	145	11
Erie Indemnity Co., Class A	11	6
Essential Utilities, Inc.	109	4
Essex Property Trust, Inc. REIT	27	8
Estee Lauder Cos., Inc., Class A	99	10
Everest Group Ltd.	18	7
Evergy, Inc.	98	6
Eversource Energy	150	10
Exact Sciences Corp. (f)	78	5
Exelon Corp.	424	17
Expedia Group, Inc. (f)	54	8
Expeditors International of Washington, Inc.	60	8
Extra Space Storage, Inc. REIT	90	16
Exxon Mobil Corp.	1,904	223
F5, Inc. (f)	25	6
FactSet Research Systems, Inc.	16	7
Fair Isaac Corp. (f)	10	19
Fastenal Co.	243	17
FedEx Corp.	98	27
Ferguson Enterprises, Inc.	86	17
Fidelity National Financial, Inc.	110	7
Fidelity National Information Services, Inc.	236	20
Fifth Third Bancorp	290	12
First Citizens BancShares, Inc., Class A	4	7
First Solar, Inc. (f)	43	11
FirstEnergy Corp.	231	10
Fiserv, Inc. (f)	248	45
Flutter Entertainment PLC (f)	75	18
Ford Motor Co.	1,665	18
Fortinet, Inc. (f)	276	21
Fortive Corp.	149	12
Fortune Brands Innovations, Inc.	53	5
Fox Corp., Class A	158	6
Franklin Resources, Inc.	122	2
Freeport-McMoRan, Inc.	610	30
Gaming and Leisure Properties, Inc. REIT	115	6
Garmin Ltd.	65	11
Gartner, Inc. (f)	33	17
GE HealthCare Technologies, Inc.	184	17
GE Vernova, Inc. (f)	116	30
Gen Digital, Inc.	239	7
General Dynamics Corp.	99	30
General Electric Co.	465	88
General Mills, Inc.	237	18
General Motors Co.	484	22
Genuine Parts Co.	59	8
Gilead Sciences, Inc.	529	44
Global Payments, Inc.	108	11
GoDaddy, Inc., Class A (f)	60	9
Goldman Sachs Group, Inc.	137	68
Graco, Inc.	72	6
Halliburton Co.	376	11
Hartford Financial Services Group, Inc.	126	15
HCA Healthcare, Inc.	83	34
Healthpeak Properties, Inc. REIT	300	7
HEICO Corp.	51	12
Henry Schein, Inc. (f)	54	4
Hershey Co.	63	12
Hess Corp.	118	16
Hewlett Packard Enterprise Co.	552	11
HF Sinclair Corp.	69	3
Hilton Worldwide Holdings, Inc.	106	24
Hologic, Inc. (f)	99	8
Home Depot, Inc.	421	171
Honeywell International, Inc.	276	57
Hormel Foods Corp.	128	4
Host Hotels & Resorts, Inc. REIT	299	5
Howmet Aerospace, Inc.	165	17
HP, Inc.	415	15
Hubbell, Inc.	23	10
HubSpot, Inc. (f)	21	11
Humana, Inc.	51	16
Huntington Bancshares, Inc.	615	9
Huntington Ingalls Industries, Inc.	17	5
Hyatt Hotels Corp., Class A	19	3
IDEX Corp.	32	7
IDEXX Laboratories, Inc. (f)	35	18
Illinois Tool Works, Inc.	127	33
Illumina, Inc. (f)	68	9
Incyte Corp. (f)	69	5
Ingersoll Rand, Inc.	171	17
Insulet Corp. (f)	30	7
Intel Corp.	1,807	42
Intercontinental Exchange, Inc.	243	39
International Business Machines Corp.	390	86
International Flavors & Fragrances, Inc.	108	11
International Paper Co.	140	7
Interpublic Group of Cos., Inc.	159	5
Intuit, Inc.	119	74
Intuitive Surgical, Inc. (f)	151	74
Invitation Homes, Inc. REIT	260	9
IQVIA Holdings, Inc. (f)	77	18
Iron Mountain, Inc. REIT	124	15
J M Smucker Co.	45	5
Jabil, Inc.	48	6
Jack Henry & Associates, Inc.	31	5
Jacobs Solutions, Inc.	53	7
JB Hunt Transport Services, Inc.	35	6
Johnson & Johnson	1,022	166

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont’d)
Johnson Controls International PLC	286	$22
JPMorgan Chase & Co.	1,219	257
Juniper Networks, Inc.	137	5
Kellanova	116	9
Kenvue, Inc.	813	19
Keurig Dr Pepper, Inc.	460	17
KeyCorp	400	7
Keysight Technologies, Inc. (f)	74	12
Kimberly-Clark Corp.	143	20
Kimco Realty Corp. REIT	286	7
Kinder Morgan, Inc.	848	19
KKR & Co., Inc.	264	34
KLA Corp.	57	44
Knight-Swift Transportation Holdings, Inc.	69	4
Kraft Heinz Co.	387	14
Kroger Co.	291	17
L3Harris Technologies, Inc.	81	19
Labcorp Holdings, Inc.	36	8
Lam Research Corp.	55	45
Lamb Weston Holdings, Inc.	61	4
Las Vegas Sands Corp.	158	8
Leidos Holdings, Inc.	55	9
Lennar Corp., Class A	103	19
Lennox International, Inc.	14	8
Liberty Media Corp.-Liberty Formula One, Class C (f)	88	7
Linde PLC	204	97
Live Nation Entertainment, Inc. (f)	68	7
LKQ Corp.	113	5
Lockheed Martin Corp.	92	54
Loews Corp.	80	6
Lowe’s Cos., Inc.	242	66
LPL Financial Holdings, Inc.	32	7
Lululemon Athletica, Inc. (f)	48	13
LyondellBasell Industries NV, Class A	111	11
M&T Bank Corp.	71	13
Manhattan Associates, Inc. (f)	26	7
Marathon Oil Corp.	238	6
Marathon Petroleum Corp.	150	24
Markel Group, Inc. (f)	6	9
MarketAxess Holdings, Inc.	16	4
Marriott International, Inc., Class A	103	26
Marsh & McLennan Cos., Inc.	209	47
Martin Marietta Materials, Inc.	26	14
Marvell Technology, Inc.	367	26
Masco Corp.	93	8
Mastercard, Inc., Class A	352	174
Match Group, Inc. (f)	107	4
McCormick & Co., Inc.	107	9
McDonald’s Corp.	306	93
McKesson Corp.	55	27
Medtronic PLC	544	49
MercadoLibre, Inc. (f)	19	39
Merck & Co., Inc.	1,075	122
Meta Platforms, Inc., Class A	930	532
MetLife, Inc.	257	21
Mettler-Toledo International, Inc. (f)	9	14
MGM Resorts International (f)	100	4
Microchip Technology, Inc.	228	18
Micron Technology, Inc.	471	49
Microsoft Corp.	2,997	1,290
MicroStrategy, Inc., Class A (f)	67	11
Mid-America Apartment Communities, Inc. REIT	50	8
Moderna, Inc. (f)	138	9
Molina Healthcare, Inc. (f)	25	9
Molson Coors Beverage Co., Class B	79	5
Mondelez International, Inc., Class A	569	42
MongoDB, Inc. (f)	31	8
Monolithic Power Systems, Inc.	21	19
Monster Beverage Corp. (f)	314	16
Moody’s Corp.	70	33
Mosaic Co.	135	4
Motorola Solutions, Inc.	71	32
MSCI, Inc.	34	20
Nasdaq, Inc.	184	13
NetApp, Inc.	87	11
Netflix, Inc. (f)	183	130
Neurocrine Biosciences, Inc. (f)	43	5
Newmont Corp. (TSX)	489	26
News Corp., Class A	161	4
NextEra Energy, Inc.	872	74
NIKE, Inc., Class B	514	45
NiSource, Inc.	190	7
Nordson Corp.	23	6
Norfolk Southern Corp.	96	24
Northern Trust Corp.	87	8
Northrop Grumman Corp.	60	32
NRG Energy, Inc.	88	8
Nucor Corp.	102	15
NVIDIA Corp.	10,442	1,268
NVR, Inc. (f)	1	10
NXP Semiconductors NV	109	26
Occidental Petroleum Corp.	282	15
Okta, Inc. (f)	68	5
Old Dominion Freight Line, Inc.	83	16
Omnicom Group, Inc.	83	9
ON Semiconductor Corp. (f)	183	13
ONEOK, Inc.	248	23
Oracle Corp.	703	120
O’Reilly Automotive, Inc. (f)	25	29
Otis Worldwide Corp.	172	18
Ovintiv, Inc.	113	4
Owens Corning	37	7
PACCAR, Inc.	222	22
Packaging Corp. of America	38	8

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont’d)
Palantir Technologies, Inc., Class A (f)	860	$32
Palo Alto Networks, Inc. (f)	137	47
Paramount Global, Class B	252	3
Parker-Hannifin Corp.	55	35
Paychex, Inc.	138	19
Paycom Software, Inc.	22	4
PayPal Holdings, Inc. (f)	422	33
Pentair PLC	70	7
PepsiCo, Inc.	583	99
Pfizer, Inc.	2,405	70
PG&E Corp.	862	17
Philip Morris International, Inc.	660	80
Phillips 66	180	24
Pinterest, Inc., Class A (f)	254	8
PNC Financial Services Group, Inc.	169	31
Pool Corp.	16	6
PPG Industries, Inc.	100	13
PPL Corp.	314	10
Principal Financial Group, Inc.	99	9
Procter & Gamble Co.	1,002	174
Progressive Corp.	249	63
Prologis, Inc. REIT	393	50
Prudential Financial, Inc.	152	18
PTC, Inc. (f)	51	9
Public Service Enterprise Group, Inc.	211	19
Public Storage REIT	67	24
PulteGroup, Inc.	89	13
Pure Storage, Inc., Class A (f)	131	7
Qorvo, Inc. (f)	40	4
QUALCOMM, Inc.	474	81
Quanta Services, Inc.	62	18
Quest Diagnostics, Inc.	47	7
Raymond James Financial, Inc.	84	10
Realty Income Corp. REIT	370	23
Regency Centers Corp. REIT	75	5
Regeneron Pharmaceuticals, Inc. (f)	46	48
Regions Financial Corp.	389	9
Reliance, Inc.	24	7
Republic Services, Inc.	94	19
ResMed, Inc.	62	15
Revvity, Inc.	52	7
Rivian Automotive, Inc., Class A (f)	314	4
Robinhood Markets, Inc., Class A (f)	224	5
ROBLOX Corp., Class A (f)	201	9
Rockwell Automation, Inc.	48	13
Roku, Inc. (f)	54	4
Rollins, Inc.	123	6
Roper Technologies, Inc.	45	25
Ross Stores, Inc.	142	21
Royal Caribbean Cruises Ltd.	104	18
Royalty Pharma PLC, Class A	163	5
RPM International, Inc.	55	7
RTX Corp.	564	68
S&P Global, Inc.	136	70
Salesforce, Inc.	411	113
Samsara, Inc., Class A (f)	88	4
SBA Communications Corp. REIT	46	11
Schlumberger NV	607	25
Seagate Technology Holdings PLC	85	9
SEI Investments Co.	47	3
Sempra	269	23
ServiceNow, Inc. (f)	87	78
Sherwin-Williams Co.	102	39
Simon Property Group, Inc. REIT	138	23
Skyworks Solutions, Inc.	68	7
Smurfit WestRock PLC	220	11
Snap, Inc., Class A (f)	442	5
Snap-on, Inc.	22	6
Snowflake, Inc., Class A (f)	128	15
Solventum Corp. (f)	62	4
Southern Co.	464	42
Southwest Airlines Co.	63	2
SS&C Technologies Holdings, Inc.	94	7
Stanley Black & Decker, Inc.	65	7
Starbucks Corp.	481	47
State Street Corp.	127	11
Steel Dynamics, Inc.	63	8
Steris PLC	42	10
Stryker Corp.	146	53
Sun Communities, Inc. REIT	53	7
Super Micro Computer, Inc. (f)	22	9
Synchrony Financial	169	8
Synopsys, Inc. (f)	65	33
Sysco Corp.	211	16
T Rowe Price Group, Inc.	95	10
Take-Two Interactive Software, Inc. (f)	71	11
Targa Resources Corp.	89	13
Target Corp.	196	31
TE Connectivity PLC	128	19
Teledyne Technologies, Inc. (f)	20	9
Teleflex, Inc.	20	5
Teradyne, Inc.	66	9
Tesla, Inc. (f)	1,218	319
Texas Instruments, Inc.	386	80
Texas Pacific Land Corp.	8	7
Textron, Inc.	81	7
Thermo Fisher Scientific, Inc.	162	100
TJX Cos., Inc.	480	56
T-Mobile U.S., Inc.	224	46
Toast, Inc., Class A (f)	154	4
Toro Co.	44	4
Tractor Supply Co.	46	13
Trade Desk, Inc., Class A (f)	189	21
Tradeweb Markets, Inc., Class A	49	6
Trane Technologies PLC	96	37

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont’d)
TransDigm Group, Inc.	24	$34
TransUnion	82	9
Travelers Cos., Inc.	97	23
Trimble, Inc. (f)	104	6
Truist Financial Corp.	568	24
Twilio, Inc., Class A (f)	69	5
Tyler Technologies, Inc. (f)	18	11
Tyson Foods, Inc., Class A	121	7
Uber Technologies, Inc. (f)	798	60
UDR, Inc. REIT	133	6
U-Haul Holding Co.	41	3
Ulta Beauty, Inc. (f)	20	8
Union Pacific Corp.	259	64
United Parcel Service, Inc., Class B	310	42
United Rentals, Inc.	28	23
United Therapeutics Corp. (f)	18	6
UnitedHealth Group, Inc.	391	229
Universal Health Services, Inc., Class B	25	6
US Bancorp	662	30
Valero Energy Corp.	139	19
Veeva Systems, Inc., Class A (f)	65	14
Ventas, Inc. REIT	172	11
Veralto Corp.	105	12
VeriSign, Inc. (f)	38	7
Verisk Analytics, Inc.	61	16
Verizon Communications, Inc.	1,787	80
Vertex Pharmaceuticals, Inc. (f)	110	51
Vertiv Holdings Co., Class A	151	15
Viatris, Inc.	505	6
VICI Properties, Inc. REIT	443	15
Visa, Inc., Class A	668	184
Vistra Corp.	147	17
Vulcan Materials Co.	56	14
W R Berkley Corp.	130	7
Walgreens Boots Alliance, Inc.	311	3
Walmart, Inc.	1,878	152
Walt Disney Co.	774	74
Warner Bros Discovery, Inc. (f)	993	8
Waste Connections, Inc.	110	20
Waste Management, Inc.	170	35
Waters Corp. (f)	25	9
Watsco, Inc.	15	7
WEC Energy Group, Inc.	134	13
Wells Fargo & Co.	1,480	84
Welltower, Inc. REIT	254	33
West Pharmaceutical Services, Inc.	31	9
Western Digital Corp. (f)	139	10
Westinghouse Air Brake Technologies Corp.	75	14
Westlake Corp.	16	2
Weyerhaeuser Co. REIT	309	10
Williams Cos., Inc.	517	24
Williams-Sonoma, Inc.	55	9
Willis Towers Watson PLC	43	13
Workday, Inc., Class A (f)	90	22
WP Carey, Inc. REIT	93	6
WW Grainger, Inc.	19	20
Wynn Resorts Ltd.	43	4
Xcel Energy, Inc.	236	15
Xylem, Inc.	103	14
Yum! Brands, Inc.	120	17
Zebra Technologies Corp., Class A (f)	22	8
Zillow Group, Inc., Class C (f)	67	4
Zimmer Biomet Holdings, Inc.	87	9
Zoetis, Inc.	194	38
Zoom Video Communications, Inc., Class A (f)	106	7
Zscaler, Inc. (f)	38	7
		21,270
Total Common Stocks (Cost $23,793)		33,420

No. of Rights
Rights (0.0%)‡
United States (0.0%)‡
Contra Abiomed, Inc., expires 12/22/28 (f) (Cost $—@)	14	—	@

No. of Warrants
Warrants (0.0%)
Canada (0.0%)
Constellation Software, Inc. expires 3/31/40 (f) (Cost $—)	16	—

Face Amount (000)
Short-Term Investments (21.3%)
U.S. Treasury Security (0.9%)
U.S. Treasury Bill 5.19%, 1/16/25 (h) (Cost $808)	$820	809

	Shares
Investment Company (20.4%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 4.85% (i) (Cost $17,751)	17,750,511	17,751
Total Short-Term Investments (Cost $18,559)		18,560
Total Investments (100.1%) (Cost $78,527) (j)(k)(l)		87,321
Liabilities in Excess of Other Assets (–0.1%)		(118)
Net Assets (100.0%)		$87,203

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

@	Value is less than $500.
‡	Amount is less than 0.05%.
(a)	Security is subject to delayed delivery.
(b)	Floating or variable rate securities: The rates disclosed are as of September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Consolidated Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Consolidated Portfolio of Investments.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of September 30, 2024. Maturity date disclosed is the ultimate maturity date.
(e)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of September 30, 2024.
(f)	Non-income producing security.
(g)	At September 30, 2024, the Fund held fair valued securities valued at $0, representing 0.0% of net assets. These securities have been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.
(h)	Rate shown is the yield to maturity at September 30, 2024.
(i)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended September 30, 2024, advisory fees paid were reduced by approximately $13,000 relating to the Fund’s investment in the Liquidity Fund.
(j)	The approximate fair value and percentage of net assets, $10,573,000 and 12.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(k)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.
(l)	At September 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $12,814,000 and the aggregate gross unrealized depreciation is approximately $3,385,000, resulting in net unrealized appreciation of approximately $9,429,000.
ADR	American Depositary Receipt.
CVA	Certificaten Van Aandelen.
DAC	Designated Activity Company.
EURIBOR	Euro Interbank Offered Rate.
LSE	London Stock Exchange.
MTN	Medium Term Note.
NYSE	New York Stock Exchange.
OAT	Obligations Assimilables du Trésor (French Treasury Obligation).
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average.
TBA	To Be Announced.
TSX	Toronto Stock Exchange.

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at September 30, 2024:

Counterparty	Contracts to Deliver (000)			In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Australia & New Zealand Banking Group Ltd.	EUR	1			$1	10/22/24	$	(—	@)
Australia & New Zealand Banking Group Ltd.	NZD	40			$23	10/22/24		(2)
Bank of America NA	CNH	2,334			$331	12/19/24		(4)
Bank of America NA	DKK	1,002			$148	10/22/24		(1)
Bank of America NA	THB	205			$6	10/22/24		(1)
Bank of America NA		$174		CHF	152	10/22/24		7
Bank of America NA		$6		ILS	22	12/19/24		—	@
Bank of America NA		$138		SEK	1,454	10/22/24		6
Bank of America NA		$2		SGD	3	10/22/24		—	@
Bank of America NA		$—	@	ZAR	2	12/19/24		—	@
Bank of Montreal	JPY	6,480			$45	10/22/24		—	@
Barclays Bank PLC	AUD	73			$48	10/22/24		(2)
Barclays Bank PLC	GBP	472			$610	10/22/24		(21)
Barclays Bank PLC	GBP	23			$30	10/22/24		(1)
Barclays Bank PLC	MYR	120			$26	10/22/24		(3)
Barclays Bank PLC	TRY	1,826			$34	4/6/26		1
Barclays Bank PLC		$5		AUD	8	10/22/24		—	@
Barclays Bank PLC		$221		CNY	1,577	10/22/24		4
Barclays Bank PLC		$601		EUR	539	12/19/24		—	@
Barclays Bank PLC		$14		HUF	4,972	10/22/24		—	@
Barclays Bank PLC		$3		ILS	10	12/19/24		—	@
Barclays Bank PLC		$1,633		JPY	253,487	10/22/24		136
Barclays Bank PLC		$60		MXN	1,169	12/19/24		(1)
Barclays Bank PLC		$6		NOK	65	10/22/24		(—	@)
Barclays Bank PLC		$297		TRY	17,232	4/6/26		17
BNP Paribas SA	AUD	202			$133	10/22/24		(7)
BNP Paribas SA	DKK	105			$16	12/19/24		(—	@)
BNP Paribas SA	EUR	295			$331	12/19/24		1
BNP Paribas SA	EUR	222			$250	12/19/24		1
BNP Paribas SA	JPY	19,540			$134	10/22/24		(2)
BNP Paribas SA	JPY	8,075			$57	12/19/24		—	@
BNP Paribas SA		$3		AUD	4	10/22/24		—	@
BNP Paribas SA		$16		AUD	23	12/19/24		—	@
BNP Paribas SA		$3		CAD	4	10/22/24		(—	@)
BNP Paribas SA		$14		CLP	13,453	12/19/24		1
BNP Paribas SA		$12		COP	50,392	12/19/24		—	@
BNP Paribas SA		$1,145		EUR	1,025	12/19/24		—	@
BNP Paribas SA		$219		EUR	196	12/19/24		(—	@)
BNP Paribas SA		$13		GBP	10	10/22/24		1
BNP Paribas SA		$14		HKD	108	12/19/24		—	@
BNP Paribas SA		$103		HKD	800	12/19/24		(—	@)
BNP Paribas SA		$339		KRW	464,944	10/22/24		17
BNP Paribas SA		$673		MXN	13,171	12/19/24		(12)
BNP Paribas SA		$25		PLN	98	10/22/24		1
BNP Paribas SA		$15		SEK	153	12/19/24		—	@
BNP Paribas SA		$24		SGD	33	10/22/24		1
Citibank NA	DKK	1,005			$150	10/22/24		—	@
Citibank NA		$7		CZK	168	12/19/24		(—	@)
Citibank NA		$21		ILS	78	12/19/24		—	@

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts (cont’d):

Counterparty	Contracts to Deliver (000)			In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Goldman Sachs International	BRL	4,083			$713	12/19/24	$(30)
Goldman Sachs International	DKK	10			$1	12/19/24	(—	@)
Goldman Sachs International	JPY	21,180			$148	12/19/24	(1)
Goldman Sachs International	KRW	559,109			$419	12/19/24	(10)
Goldman Sachs International	MYR	38			$9	12/19/24	(—	@)
Goldman Sachs International	NOK	6			$1	12/19/24	(—	@)
Goldman Sachs International	TRY	15,162			$358	12/23/24	(48)
Goldman Sachs International	TRY	1,943			$35	4/6/26	—	@
Goldman Sachs International		$30		AUD	44	12/19/24	1
Goldman Sachs International		$861		BRL	4,810	12/19/24	14
Goldman Sachs International		$12		CHF	10	12/19/24	(—	@)
Goldman Sachs International		$17		CLP	15,810	10/22/24	—	@
Goldman Sachs International		$29		EUR	27	10/22/24	1
Goldman Sachs International		$52		EUR	47	12/19/24	—	@
Goldman Sachs International		$104		GBP	79	12/19/24	1
Goldman Sachs International		$3		HKD	25	12/19/24	—	@
Goldman Sachs International		$16		IDR	259,533	10/22/24	1
Goldman Sachs International		$456		INR	38,426	12/19/24	1
Goldman Sachs International		$51		INR	4,263	12/19/24	(—	@)
Goldman Sachs International		$79		JPY	11,125	12/19/24	(1)
Goldman Sachs International		$322		MXN	6,284	12/19/24	(6)
Goldman Sachs International		$13		NOK	145	10/22/24	—	@
Goldman Sachs International		$27		RON	122	10/22/24	1
Goldman Sachs International		$17		SEK	170	12/19/24	—	@
Goldman Sachs International		$—	@	SGD	1	12/19/24	—	@
Goldman Sachs International		$387		TRY	15,162	12/23/24	18
Goldman Sachs International		$320		TRY	18,398	4/6/26	16
Goldman Sachs International		$309		TRY	16,846	4/6/26	(2)
Goldman Sachs International		$379		TRY	21,090	4/6/26	6
Goldman Sachs International		$72		TRY	4,084	4/6/26	2
Goldman Sachs International		$1		ZAR	23	12/19/24	—	@
JPMorgan Chase Bank NA	CNH	683			$97	12/19/24	(1)
JPMorgan Chase Bank NA	DKK	138			$20	10/22/24	(—	@)
JPMorgan Chase Bank NA	EUR	50			$54	10/22/24	(1)
JPMorgan Chase Bank NA	GBP	52			$69	12/19/24	(—	@)
JPMorgan Chase Bank NA	JPY	32,438			$219	10/22/24	(7)
JPMorgan Chase Bank NA	JPY	5,395			$37	10/22/24	(1)
JPMorgan Chase Bank NA	MXN	138			$8	10/22/24	1
JPMorgan Chase Bank NA	NZD	29			$18	12/19/24	(—	@)
JPMorgan Chase Bank NA	SEK	231			$23	12/19/24	(—	@)
JPMorgan Chase Bank NA		$3		AUD	4	10/22/24	—	@
JPMorgan Chase Bank NA		$5		AUD	8	10/22/24	—	@
JPMorgan Chase Bank NA		$50		CAD	67	12/19/24	—	@
JPMorgan Chase Bank NA		$150		DKK	1,003	10/22/24	—	@
JPMorgan Chase Bank NA		$108		GBP	82	12/19/24	1
JPMorgan Chase Bank NA		$49		HKD	378	12/19/24	—	@
JPMorgan Chase Bank NA		$3		ILS	11	12/19/24	—	@
JPMorgan Chase Bank NA		$276		MXN	5,397	12/19/24	(5)
JPMorgan Chase Bank NA		$27		NZD	44	10/22/24	1
JPMorgan Chase Bank NA		$9		PLN	36	12/19/24	(—	@)

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts (cont’d):

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA		$5	ZAR	92	12/19/24	$—	@
Royal Bank of Canada	GBP	30		$38	10/22/24	(2)
State Street Bank and Trust Co.		$52	CNH	370	10/22/24	—	@
State Street Bank and Trust Co.		$26	EUR	24	10/22/24	—	@
State Street Bank and Trust Co.		$26	EUR	23	12/19/24	—	@
UBS AG	AUD	8		$5	10/22/24	(—	@)
UBS AG	CAD	69		$51	12/19/24	(—	@)
UBS AG	CHF	14		$17	12/19/24	(—	@)
UBS AG	CNY	13,165		$1,869	12/19/24	(22)
UBS AG	COP	79,815		$20	10/22/24	1
UBS AG	EUR	1,124		$1,228	10/22/24	(24)
UBS AG	EUR	34		$37	10/22/24	(1)
UBS AG	JPY	11,245		$79	12/19/24	—	@
UBS AG	NOK	285		$27	12/19/24	(—	@)
UBS AG	THB	641		$19	12/19/24	(1)
UBS AG		$85	AUD	127	10/22/24	3
UBS AG		$32	AUD	47	12/19/24	1
UBS AG		$77	CAD	105	10/22/24	1
UBS AG		$34	CAD	45	12/19/24	—	@
UBS AG		$17	CHF	14	12/19/24	(—	@)
UBS AG		$2,628	CNY	18,290	12/19/24	(—	@)
UBS AG		$30	HKD	234	12/19/24	—	@
UBS AG		$1	HUF	254	10/22/24	—	@
UBS AG		$1	HUF	419	12/19/24	(—	@)
UBS AG		$7	IDR	102,824	12/19/24	—	@
UBS AG		$36	JPY	5,037	12/19/24	(1)
UBS AG		$248	MXN	4,846	12/19/24	(5)
UBS AG		$36	PEN	135	10/22/24	—	@
UBS AG		$2	TRY	62	12/19/24	—	@
UBS AG		$8	TWD	261	12/19/24	—	@
						$39

Futures Contracts:

The Fund had the following futures contracts open at September 30, 2024:

	Number of Contracts	Expiration Date	Notional Amount (000)			Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
CAC 40 Index (France)	1	Oct-24	EUR	—	@	$85	$2
FTSE MIB Index (Italy)	1	Dec-24		—	@	190	4
German Euro-Schatz Index (Germany)	11	Dec-24		1,100		1,312	5
Hang Seng Index (Hong Kong)	1	Oct-24	HKD	—	@	137	16
IBEX 35 Index (Spain)	1	Oct-24	EUR	—	@	132	4
ICE Brent Crude Oil Index (United States)	5	Oct-24		$5		358	(16)
IFSC NIFTY 50 Index (United States)	10	Oct-24		—	@	520	(3)
KFE 10 yr. Treasury Bond Index (Korea, Republic of)	5	Dec-24	KRW	500,000		449	(1)
Long Gilt Index (United Kingdom)	1	Dec-24	GBP	100		132	(— @)
SFE S&P ASX Share Price Index (Australia)	1	Dec-24	AUD	—	@	144	2
SGX MSCI Singapore Index (Singapore)	1	Oct-24	SGD	—	@	27	(— @)

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

Futures Contracts (cont’d):

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
U.S. Treasury Long Bond (United States)	2	Dec-24		$200	$248	$	(— @)
U.S. Treasury 5 yr. Note (United States)	25	Dec-24		2,500	2,747		(1)
U.S. Treasury 10 yr. Note (United States)	3	Dec-24		300	343		— @
Short:
COMEX Gold 100 OZ (United States)	4	Dec-24		(— @)	(1,064)		12
Euro Stoxx 50 Index (Germany)	26	Dec-24	EUR	(— @)	(1,456)		(40)
German Euro-Bund Index (Germany)	6	Dec-24		(600)	(901)		(9)
KFE KOSPI 200 Index (Korea, Republic of)	5	Dec-24	KRW	(1,250)	(333)		(6)
MSCI Emerging Market Index (United States)	18	Dec-24		$(1)	(1,055)		(59)
Nikkei 225 Index (Japan)	2	Dec-24	JPY	(1)	(265)		(12)
S&P 500 E Mini Index (United States)	4	Dec-24	$	(— @)	(1,163)		(1)
SFE 10 yr. Australian Bond Index (Australia)	1	Dec-24	AUD	(100)	(80)		— @
U.S. Treasury 5 yr. Note (United States)	2	Dec-24		$(200)	(220)		(— @)
U.S. Treasury 10 yr. Note (United States)	1	Dec-24		(100)	(114)		— @
U.S. Treasury 10 yr. Ultra Note (United States)	20	Dec-24		(2,000)	(2,366)		9
							$(94)

Centrally Cleared Interest Rate Swap Agreements:

The Fund had the following centrally cleared interest rate swap agreements open at September 30, 2024:

Swap Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (000)
Morgan Stanley & Co. LLC	Euro-stat Eurozone HICP ex Tobacco Index	Pay	2.17%	Maturity/ Maturity	1/15/34	648	$17	$—	$17
Morgan Stanley & Co. LLC	Euro-stat Eurozone HICP ex Tobacco Index	Pay	2.17	Maturity/ Maturity	1/15/34	701	18	—	18
Morgan Stanley & Co. LLC	Euro-stat Eurozone HICP ex Tobacco Index	Pay	2.18	Maturity/ Maturity	1/15/34	648	18	—	18
							$53	$—	$53

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at September 30, 2024:

Swap Counterparty	Index	Pay/ Receive Total Return of Reference Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC	MSCI Emerging Markets ex China Gross Return USD Index	Receive	SOFR + 0.56%	Quarterly	5/29/25		$1,771	$(4)	$—	$(4)
Barclays Bank PLC	MSCI Emerging Markets ex China Gross Return USD Index	Receive	SOFR + 0.00%	Quarterly	5/29/25		76	(1)	—	(1)
Barclays Bank PLC	MSCI Japan Net Total Return USD Index	Pay	SOFR + 0.14%	Quarterly	2/11/25		2,640	272	—	272
Barclays Bank PLC	S&P Small Cap 600 Index	Pay	SOFR + 0.55%	Quarterly	7/17/25		753	(8)	—	(8)
Barclays Bank PLC	S&P Small Cap 600 Index	Pay	SOFR + 0.55%	Quarterly	7/21/25		371	5	—	5
Barclays Bank PLC	U.S. Cyclicals Index	Receive	SOFR + 0.50%	Quarterly	8/7/25		194	(27)	—	(27)
Barclays Bank PLC	U.S. Cyclicals Index	Receive	SOFR + 0.50%	Quarterly	8/7/25		353	(40)	—	(40)
Barclays Bank PLC	U.S. Defensives Index	Pay	SOFR + 0.55%	Quarterly	8/7/25		198	11	—	11
Barclays Bank PLC	U.S. Defensives Index	Pay	SOFR + 0.55%	Quarterly	8/7/25		355	13	—	13
BNP Paribas SA	EM Value Quality Index††	Pay	SOFR + 0.55%	Quarterly	5/22/25		1,343	(2)	—	(2)
BNP Paribas SA	EMU Anti-Value and Quality Index††	Receive	ESTR + 0.00%	Quarterly	9/18/25	EUR	266	(8)	—	(8)

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

Total Return Swap Agreements (cont’d):

Swap Counterparty	Index	Pay/ Receive Total Return of Reference Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
BNP Paribas SA	EMU Anti-Value and Quality Index††	Receive	ESTR + 0.00%	Quarterly	9/18/25	EUR	245	$(5)	$—	$(5)
BNP Paribas SA	EMU Anti-Value and Quality Index††	Receive	ESTR + 0.00%	Quarterly	9/18/25		368	(7)	—	(7)
BNP Paribas SA	EMU Anti-Value Index	Pay	ESTR - 0.37%	Quarterly	9/18/25		203	2	—	2
BNP Paribas SA	EMU Anti-Value Index	Pay	ESTR - 0.37%	Quarterly	9/18/25		184	1	—	1
BNP Paribas SA	EMU Anti-Value Index	Pay	ESTR - 0.37%	Quarterly	9/18/25		276	1	—	1
BNP Paribas SA	EMU Domestics Index††	Pay	ESTR - 0.21%	Quarterly	1/15/25		355	— @	—	— @
BNP Paribas SA	EMU Domestics Index††	Pay	ESTR - 0.21%	Quarterly	1/15/25		411	1	—	1
BNP Paribas SA	EMU Domestics Index††	Pay	ESTR + 0.06%	Quarterly	1/15/25		398	10	—	10
BNP Paribas SA	EMU Domestics Index††	Pay	ESTR + 0.06%	Quarterly	1/15/25		357	2	—	2
BNP Paribas SA	EMU Value and Quality Index††	Pay	ESTR + 0.00%	Quarterly	9/18/25		259	3	—	3
BNP Paribas SA	EMU Value and Quality Index††	Pay	ESTR + 0.00%	Quarterly	9/18/25		245	2	—	2
BNP Paribas SA	EMU Value and Quality Index††	Pay	ESTR + 0.00%	Quarterly	9/18/25		368	3	—	3
BNP Paribas SA	EMU Value Index	Receive	ESTR - 0.02%	Quarterly	9/18/25		204	(7)	—	(7)
BNP Paribas SA	EMU Value Index	Receive	ESTR - 0.02%	Quarterly	9/18/25		185	(4)	—	(4)
BNP Paribas SA	EMU Value Index	Receive	ESTR - 0.02%	Quarterly	9/18/25		278	(5)	—	(5)
BNP Paribas SA	U.S. Domestics Index††	Receive	SOFR + 0.38%	Quarterly	1/15/25		$211	(12)	—	(12)
BNP Paribas SA	U.S. Domestics Index††	Receive	SOFR + 0.38%	Quarterly	1/15/25		558	(31)	—	(31)
BNP Paribas SA	U.S. Domestics Index††	Receive	SOFR + 0.50%	Quarterly	1/15/25		475	(46)	—	(46)
BNP Paribas SA	U.S. Domestics Index††	Receive	SOFR + 0.50%	Quarterly	1/15/25		353	(20)	—	(20)
Goldman Sachs International	MSCI Emerging Markets Net Total Return Index	Pay	SOFR + 0.00%	Quarterly	1/28/25		5,436	416	—	416
JPMorgan Chase Bank NA	Japan Growth Index††	Receive	SOFR - 0.19%	Quarterly	9/22/25		1,682	(55)	—	(55)
JPMorgan Chase Bank NA	Japan Value Index††	Pay	SOFR + 0.00%	Quarterly	9/22/25		1,697	38	—	38
JPMorgan Chase Bank NA	Korea Value Index	Pay	SOFR + 0.16%	Quarterly	9/23/25		340	5	—	5
JPMorgan Chase Bank NA	U.S. Broad Anti-Value Index††	Receive	SOFR + 0.60%	Quarterly	9/24/25		1,017	(2)	—	(2)
JPMorgan Chase Bank NA	U.S. Broad Value Index††	Pay	SOFR + 0.60%	Quarterly	9/24/25		1,014	7	—	7
UBS AG	MSCI USA Index	Pay	SOFR + 0.00%	Quarterly	9/23/25		12,350	129	—	129
								$637	$—	$637

††	See tables below for details of the equity basket holdings underlying the swaps.

The following table represents the equity basket top 50 individual holdings underlying the total return swap with EM Value Quality Index as of September 30, 2024:

Security Description	Shares	Value (000)	Percentage of Net Assets
EM Value Quality Index
Absa Group Ltd.	1,189	$12	0.01%
Abu Dhabi Islamic Bank	2,831	10	0.01
Akbank T.A.S.	4,265	8	0.01
Ambev SA	8,048	19	0.02
Astra International Tbk. PT	24,416	8	0.01
Asustek Computer, Inc.	2,591	45	0.05
Banco Do Brasil SA	2,450	12	0.01
Bank Pekao SA	258	10	0.01
BB Seguridade Participacoes	1,009	7	0.01
Cemex SAB-CPO	12,971	8	0.01
Cia Energetica Minas Ger - Pref	4,044	8	0.01
Commercial Bank PSQC	4,673	6	0.01
Commercial Internattional Bank - GDR Reg	3,379	6	0.01
Compal Electronics	15,850	17	0.02
Dubai Islamic Bank	6,167	11	0.01
Emaar Properties PJSC	3,350	8	0.01
Emirates NBD PJSC	2,670	15	0.02
Eurobank Ergasias Services and Holdings SA	3,714	9	0.01
Evergreen Marine Corp. Ltd.	1,281	8	0.01
Gruma SAB. - Class B	315	6	0.01
Grupo Financiero Banorte	3,707	26	0.03
Grupo Mexico SAB de CV - Ser B	2,727	15	0.02
Hellenic Telecommun Organiza	364	6	0.01
Hyundai Mobis Co. Ltd.	39	6	0.01
Hyundai Motor Co.	89	16	0.02
Itau Unibanco Holding SA - Pref	6,884	46	0.05
Itausa SA	7,710	16	0.02
Kalbe Farma TBK. PT	55,893	6	0.01
Kia Corp.	156	12	0.01

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Percentage of Net Assets
EM Value Quality Index (cont’d)
LG Innotek Co. Ltd.	52	$9	0.01%
Lite-On Technology Corp.	7,877	25	0.03
Meritz Financial Group, Inc.	135	10	0.01
National Bank of Greece	1,112	10	0.01
OTP Bank PLC	317	17	0.02
Pegatron Corp.	7,268	24	0.03
Petroleo Brasileiro SA	2,211	16	0.02
Petroleo Brasileiro SA - Pref	2,677	18	0.02
Powszechny Zaklad Ubezpiecze	814	9	0.01
Realtek Semiconductor Corp	1,810	27	0.03
Richter Gedeon Nyrt	384	12	0.01
Samsung C&T Corp.	111	12	0.01
Samsung Electro-Mechanics Co.	206	21	0.02
Samsung Electronics - Pref	3,027	117	0.13
Samsung SDS Co. Ltd.	157	18	0.02
Telkom Indonesia Persero Tbk. PT	95,864	19	0.02
Turk Hava Yollari AO	682	6	0.01
Vale SA	3,053	36	0.04
Vodacom Group Ltd.	1,201	8	0.01
Wistron Corp.	10,309	33	0.04
Zhen Ding Technology Holding Ltd.	2,574	9	0.01

The following table represents the equity basket holdings underlying the total return swap with EMU Anti-Value and Quality Index as of September 30, 2024:

Security Description	Shares	Value (000)	Percentage of Net Assets
EMU Anti-Value and Quality Index
Accor SA	606	$24	0.03%
Adidas AG	106	25	0.03
ADP	201	23	0.03
Adyen NV	18	25	0.03
Airbus SE	180	24	0.03
Anheuser-Busch Inbev SA	400	24	0.03
Argenx SE	48	23	0.03
ASM International NV	41	24	0.03
BE Semiconductor Industries NV	209	24	0.03
Bollore SE	3,870	23	0.03
Cellnex Telecom SA	639	23	0.03
Davide Campari-Milano NV	3,059	23	0.03
Delivery Hero SE	836	30	0.03
Dsm-Firmenich AG	193	24	0.03
Edenred	654	22	0.03
EDP Renovaveis SA	1,476	23	0.03
EDP SA	5,668	23	0.03
Elia Group SA	220	23	0.03
Eni SpA	1,648	23	0.03
Eurazeo SE	322	24	0.03
Euronext NV	231	23	0.03
Ferrovial SE	616	24	0.03
Gecina SA	217	22	0.03
Getlink SE	1,438	23	0.03
Groupe Bruxelles Lambert NV	338	24	0.03
Hermes International	12	27	0.03
Infrastrutture Wireless Italiane SpA	2,119	23	0.03
Inpost SA	1,362	23	0.03
Lotus Bakeries	2	23	0.03
MTU Aero Engines AG	84	24	0.03
Nexi SpA	3,827	23	0.03
NN Group NV	520	23	0.03
OCI NV	866	22	0.03
Pernod Ricard SA	184	25	0.03
Prosus NV	721	28	0.03
Safran SA	114	24	0.03
Sartorius AG	97	24	0.03
Sartorius Stedim Biotech	127	24	0.03
Siemens Energy AG	799	26	0.03
Sofina SA	92	23	0.03
Symrise AG	193	24	0.03
Talanx Ag	304	23	0.03
UCB SA	141	23	0.03

The following table represents the equity basket holdings underlying the total return swap with EMU Domestics Index as of September 30, 2024:

Security Description	Shares	Value (000)	Percentage of Net Assets
EMU Domestics Index
ADP	249	$29	0.03%
Aena SME SA	263	52	0.06
Basic-Fit NV	326	8	0.01
Bechtle AG	477	19	0.02
Bouygues SA	957	29	0.03
Capgemini SE	406	79	0.09
Compagnie De Saint Gobain	1,181	96	0.11
Deutsche Lufthansa - Reg	3,894	26	0.03
D’Ieteren Group	134	25	0.03
Eiffage	356	31	0.04
Exclusive Networks SA	89	2	0.00	‡
Fraport Ag Frankfurt Airport	313	16	0.02
Getlink SE	1,986	32	0.04
Indra Sistemas SA	958	16	0.02
Industria de Diseno Textil SA	2,512	133	0.15
Iveco Group NV	2,828	26	0.03
Kingspan Group PLC	577	49	0.06
La Francaise des Jeux SAEM	504	19	0.02
Prosiebensat.1 Media SE	1,885	11	0.01
Randstad NV	627	28	0.03
Rheinmetall AG	150	73	0.08
Scout24 SE	461	36	0.04
Stora Enso OYJ - Class R	2,879	33	0.04
Vinci SA	1,089	114	0.13
Vivendi SE	3,420	35	0.04
Zalando SE	1,570	46	0.05

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

The following table represents the equity basket holdings underlying the total return swap with EMU Value and Quality Index as of September 30, 2024:

Security Description	Shares	Value (000)	Percentage of Net Assets
EMU Value and Quality Index
AIB Group PLC	4,367	$22	0.03%
Arkema	294	25	0.03
Banco Bilbao Vizcaya Argenta	2,495	24	0.03
Banco Santander SA	5,237	24	0.03
Bayer AG - Reg	871	26	0.03
Capgemini SE	122	24	0.03
Carrefour SA	1,516	23	0.03
Compagnie De Saint Gobain	296	24	0.03
Covivio	424	23	0.03
Daimler Truck Holding AG	749	25	0.03
DHL Group	587	23	0.03
Dr. Ing hcf Porsche AG	363	26	0.03
Eiffage	252	22	0.03
Enel SpA	3,261	23	0.03
Engie SA	1,456	23	0.03
Erste Group Bank AG	487	24	0.03
Exor NV	238	23	0.03
Fortum OYJ	1,658	25	0.03
Fresenius Medical Care AG	624	24	0.03
Fresenius SE & Co. KGaA	683	23	0.03
Heidelberg Materials AG	248	24	0.03
Henkel AG & Co. KGaA	319	24	0.03
Intesa Sanpaolo	6,220	24	0.03
Ipsen	212	23	0.03
Jeronimo Martins	1,388	24	0.03
Koninklijke Ahold Delhaize NV	750	23	0.03
Koninklijke KPN NV	6,233	23	0.03
Leonardo SpA	1,119	22	0.03
Mercedes-Benz Group AG	432	25	0.03
Michelin	675	25	0.03
Nordea Bank Abp	2,242	24	0.03
Orange SA	2,133	22	0.03
Poste Italiane SpA	1,835	23	0.03
Publicis Groupe SA	240	24	0.03
Randstad NV	546	24	0.03
SEB SA	212	22	0.02
Stellantis NV	1,711	21	0.02
Stmicroelectronics NV	934	25	0.03
Syensqo SA	324	26	0.03
Teleperformance	233	22	0.02
Tenaris SA	1,814	26	0.03
Unicredit SpA	627	25	0.03
Vinci SA	212	22	0.03

The following table represents the equity basket top 50 individual holdings underlying the total return swap with U.S. Domestics Index as of September 30, 2024:

Security Description	Shares	Value (000)	Percentage of Net Assets
U.S. Domestics Index
Arista Networks, Inc.	66	$25	0.03%
Automatic Data Processing	105	29	0.03
Autozone, Inc.	5	14	0.02
CDW Corp.	34	8	0.01
Charter Communications, Inc. - Class A	25	8	0.01
Cintas Corp.	92	19	0.02
Cognizant Tech Solutions - Class A	128	10	0.01
Comcast Corp. - Class A	1,047	44	0.05
Copart, Inc.	215	11	0.01
Crowdstrike Holdings, Inc. - Class A	53	15	0.02
CSX Corp.	507	18	0.02
Datadog, Inc. - Class A	64	7	0.01
Doordash, Inc. - Class A	61	9	0.01
DR Horton, Inc.	76	14	0.02
Equifax, Inc.	31	9	0.01
Fair Isaac Corp.	6	12	0.01
Fastenal Co.	143	10	0.01
Fedex Corp.	60	16	0.02
Hilton Worldwide Holdings, Inc.	66	15	0.02
Home Depot, Inc.	247	100	0.11
Lennar Corp. - Class A	61	11	0.01
Lowe’s Cos, Inc.	144	39	0.04
Lululemon Athletica, Inc.	30	8	0.01
Marriott International - Class A	64	16	0.02
Martin Marietta Materials	16	8	0.01
Norfolk Southern Corp.	58	14	0.02
NVR, Inc.	1	8	0.01
Old Dominion Freight Line	50	10	0.01
O’Reilly Automotive, Inc.	15	17	0.02
Pultegroup, Inc.	55	8	0.01
Quanta Services, Inc.	37	11	0.01
Republic Services, Inc.	56	11	0.01
Roper Technologies, Inc.	27	15	0.02
Ross Stores, Inc.	85	13	0.01
Sherwin-Williams Co.	62	24	0.03
Snowflake, Inc. - Class A	70	8	0.01
Starbucks Corp.	292	28	0.03
TJX Companies, Inc.	286	34	0.04
Tractor Supply Company	28	8	0.01
Trane Technologies PLC	57	22	0.03
Union Pacific Corp.	155	38	0.04
United Parcel Service - Class B	182	25	0.03
United Rentals, Inc.	17	14	0.02
Verisk Analytics, Inc.	36	10	0.01
Vulcan Materials Co.	33	8	0.01
Walt Disney Co.	475	46	0.05
Waste Connections, Inc.	65	12	0.01
Waste Management, Inc.	102	21	0.02

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Percentage of Net Assets
U.S. Domestics Index (cont’d)
Workday, Inc. - Class A	52	$13	0.01%
WW Grainger, Inc.	11	12	0.01

The following table represents the equity basket holdings underlying the total return swap with Japan Growth Index as of September 30, 2024:

Security Description	Shares	Value (000)	Percentage of Net Assets
Japan Growth Index
Advantest Corp.	162,279	$7,643	8.77%
Ajinomoto Co, Inc.	182,708	7,080	8.12
ASICS Corp.	358,866	7,525	8.63
Capcom Co. Ltd.	303,609	7,060	8.10
Chugai Pharmaceutical Co. Ltd.	142,565	6,905	7.92
Daifuku Co. Ltd.	372,491	7,187	8.24
Daiichi Sankyo Co. Ltd.	196,878	6,478	7.43
Disco Corp.	28,642	7,503	8.60
Fanuc Corp.	258,698	7,574	8.69
Fast Retailing Co. Ltd.	22,341	7,402	8.49
Hitachi Ltd.	286,697	7,574	8.69
Hoya Corp.	50,767	7,018	8.05
Japan Exchange Group, Inc.	578,930	7,506	8.61
Keyence Corp.	14,818	7,078	8.12
Kobe Bussan Co. Ltd.	214,008	6,765	7.76
Konami Group Corp.	70,637	7,179	8.23
Lasertec Corp.	43,877	7,237	8.30
Mitsubishi Heavy Industries	535,874	7,928	9.09
Monotaro Co. Ltd.	407,950	6,834	7.84
MS&AD Insurance Group Holdings, Inc.	313,537	7,295	8.37
Nippon Building Fund, Inc.	7,238	6,666	7.64
Nippon Prologis REIT, Inc.	3,651	6,280	7.20
Nippon Sanso Holdings Corp.	187,838	6,842	7.85
Nomura Research Institute Ltd.	191,390	7,088	8.13
Obic Co. Ltd.	190,389	6,713	7.70
Oriental Land Co. Ltd.	250,607	6,475	7.43
Recruit Holdings Co. Ltd.	113,456	6,901	7.91
Secom Co. Ltd.	176,789	6,539	7.50
Shimano, Inc.	38,843	7,374	8.46
Shin-Etsu Chemical Co. Ltd.	173,477	7,245	8.31
SMC Corp.	16,397	7,292	8.36
Sumitomo Mitsui Trust Group	291,382	6,904	7.92
Tokio Marine Holdings, Inc.	198,415	7,252	8.32
Tokyo Gas Co. Ltd.	290,439	6,772	7.77
Trend Micro, Inc.	110,098	6,528	7.49
Unicharm Corp.	192,670	6,977	8.00
Yaskawa Electric Corp.	223,143	7,793	8.94
Zozo, Inc.	198,814	7,243	8.31

The following table represents the equity basket holdings underlying the total return swap with Japan Value Index as of September 30, 2024:

Security Description	Shares	Value (000)	Percentage of Net Assets
Japan Value Index
Asahi Group Holdings Ltd.	515,148	$6,762	7.75%
Brother Industries Ltd.	339,342	6,591	7.56
Canon, Inc.	198,875	6,535	7.49
Daiwa House Industry Co. Ltd.	205,763	6,477	7.43
Dentsu Group, Inc.	223,316	6,876	7.89
Hitachi Construction Machine	281,318	6,823	7.82
Honda Motor Co. Ltd.	644,383	6,787	7.78
JFE Holdings, Inc.	507,910	6,808	7.81
Kansai Electric Power Co., Inc.	400,346	6,630	7.60
Kirin Holdings Co. Ltd.	431,636	6,593	7.56
Komatsu Ltd.	256,271	7,102	8.14
Kubota Corp.	488,488	6,932	7.95
Kyocera Corp.	563,027	6,530	7.49
Marubeni Corp.	425,355	6,954	7.98
Mazda Motor Corp.	905,430	6,769	7.76
Mitsui & Co. Ltd.	332,479	7,383	8.47
Mizuho Financial Group, Inc.	341,727	7,010	8.04
Nippon Steel Corp.	313,100	6,996	8.02
Nippon Telegraph & Telephone	6,329,117	6,492	7.44
Nippon Yusen Kabushiki Kaisha	193,990	7,075	8.11
Nissan Motor Co. Ltd.	2,454,057	6,902	7.91
Nomura Holdings, Inc.	1,263,211	6,558	7.52
Nomura Real Estate Holdings	241,391	6,461	7.41
Ono Pharmaceutical Co. Ltd.	492,069	6,572	7.54
Panasonic Holdings Corp.	781,917	6,791	7.79
Renesas Electronics Corp.	464,015	6,740	7.73
Ricoh Co. Ltd.	624,226	6,728	7.72
Rohm Co. Ltd.	627,413	7,040	8.07
SBI Holdings, Inc.	292,362	6,731	7.72
Seiko Epson Corp.	366,099	6,752	7.74
Seven & I Holdings Co. Ltd.	435,296	6,530	7.49
Shionogi & Co. Ltd.	442,602	6,350	7.28
Shizuoka Financial Group, Inc.	764,469	6,647	7.62
Subaru Corp.	401,332	6,960	7.98
Sumitomo Corp.	300,999	6,717	7.70
Takeda Pharmaceutical Co. Ltd.	222,924	6,391	7.33
Toyota Industries Corp.	89,039	6,859	7.87
Toyota Tsusho Corp.	375,318	6,779	7.77

The following table represents the equity basket top 50 individual holdings underlying the total return swap with U.S. Broad Anti-Value Index as of September 30, 2024:

Security Description	Shares	Value (000)	Percentage of Net Assets
U.S. Broad Anti-Value Index
Acadia Realty Trust	1,963	$46	0.05%
Air Products & Chemicals, Inc.	155	46	0.05
Apple, Inc.	199	46	0.05
Aptargroup, Inc.	289	46	0.05
Arlo Technologies, Inc.	3,804	46	0.05

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Percentage of Net Assets
U.S. Broad Anti-Value Index (cont’d)
Astera Labs, Inc.	889	$47	0.05%
Chemed Corp.	77	46	0.05
Cogent Communications Holdings, Inc.	620	47	0.05
Cognex Corp	1,142	46	0.05
Corcept Therapeutics Inc	1,053	49	0.06
Corvel Corp	142	46	0.05
Crane Co	296	47	0.05
Dayforce Inc	761	47	0.05
Deckers Outdoor Corp	295	47	0.05
Doordash, Inc. - Class A	323	46	0.05
Duolingo	168	47	0.05
Eversource Energy	678	46	0.05
Expeditors International Wash, Inc.	360	47	0.05
Exponent, Inc.	407	47	0.05
Floor & Decor Holdings, Inc. - Class A	377	47	0.05
Graco, Inc.	527	46	0.05
Green Plains, Inc.	3,470	47	0.05
Guidewire Software, Inc.	259	47	0.05
Hawkins, Inc.	374	48	0.05
IDESX Corp.	215	46	0.05
Illinois Tool Works	176	46	0.05
Jetblue Airways Corp.	7,814	51	0.06
Liberty Media Corp. - Liberty - Class A	1,060	52	0.06
Liberty Media Corp. - Liberty - Class C	1,041	53	0.06
Microstrategy, Inc. - Class A	303	51	0.06
Monolithic Power Systems, Inc.	51	47	0.05
MP Materials Corp.	3,189	56	0.06
MSCI, Inc.	81	47	0.05
Nike, Inc. -Class B	525	46	0.05
Nordson Corp.	177	46	0.05
Nvidia Corp.	389	47	0.05
Repligen Corp.	321	48	0.05
RXO, Inc.	1,701	48	0.05
Ryan Specialty Holdings, Inc.	702	47	0.05
Sharkninja, Inc.	431	47	0.05
Sitime Corp.	276	47	0.05
Snowflake, Inc. - Class A	401	46	0.05
Southern Copper Corp.	426	49	0.06
Sprouts Farmers Market, Inc.	418	46	0.05
Tanger, Inc.	1,403	47	0.05
Tesla, Inc.	182	48	0.05
Under Armour, Inc. - Class A	5,836	52	0.06
Vertiv Holdings Co. - Class A	470	47	0.05
Wayfair, Inc. - Class A	853	48	0.05
Xpel, Inc.	1,072	46	0.05

The following table represents the equity basket top 50 individual holdings underlying the total return swap with U.S. Broad Value Index as of September 30, 2024:

Security Description	Shares	Value (000)	Percentage of Net Assets
U.S. Broad Value Index
A10 Networks, Inc.	3,056	$44	0.05%
Agco Corp.	448	44	0.05
Alpha Metallurgical Resource	198	47	0.05
AMC Networks, Inc. - Class A	5,403	47	0.05
Arch Resources Inc	329	45	0.05
Asbury Automotive Group	186	44	0.05
Borgwarner, Inc.	1,238	45	0.05
Bristol-Myers Squibb Co.	847	44	0.05
Celanese Corp.	332	45	0.05
CNH Industrial NV	3,931	44	0.05
CSG Systems International, Inc.	899	44	0.05
CVS Health Corp.	734	46	0.05
Designer Brands, Inc. - Class A	6,239	46	0.05
Dine Brands Global, Inc.	1,429	45	0.05
Diodes, Inc.	713	46	0.05
Energizer Holdings, Inc.	1,441	46	0.05
Fedex Corp.	163	45	0.05
FMC Corp.	668	44	0.05
Guess?, Inc.	2,189	44	0.05
Helen of Troy Ltd.	705	44	0.05
Hewlett Packard Enterprise	2,253	46	0.05
Integra Lifesciences Holding	2,421	44	0.05
Intel Corp.	1,881	44	0.05
Jack In The Box, Inc.	957	45	0.05
Kohls Corp.	2,260	48	0.05
MGM Resorts International	1,148	45	0.05
Minerals Technologies, Inc.	574	44	0.05
Mosaic Co.	1,663	45	0.05
Newell Brands, Inc.	5,830	45	0.05
NRG Energy, Inc.	480	44	0.05
Owens & Minor, Inc.	2,794	44	0.05
Pacira Biosciences, Inc.	2,962	45	0.05
Peabody Energy Corp.	1,791	48	0.05
Pediatrix Medical Group, Inc.	4,018	47	0.05
Photronics, Inc.	1,796	44	0.05
Progress Software Corp.	741	50	0.06
PVH Corp.	436	44	0.05
Ringcentral, Inc. - Class A	1,392	44	0.05
Signet Jewelers Ltd.	438	45	0.05
Spartannash Co.	1,962	44	0.05
Suncoke Energy, Inc.	5,179	45	0.05
Tegna, Inc.	2,862	45	0.05
Teradata Corp.	1,445	44	0.05
Topgolf Callaway Brands Corp.	3,967	44	0.05
United Airlines Holdings, Inc.	812	46	0.05
Uniti Group, Inc.	8,008	45	0.05
Varex Imaging Corp.	3,684	44	0.05
Veeco Instruments, Inc.	1,328	44	0.05
Walgreens Boots Alliance, Inc.	4,891	44	0.05
Whirlpool Corp.	413	44	0.05

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

@		Value/Notional amount is less than $500.
‡		Amount is less than 0.05%.
CAC		Cotation Assistée en Continu.
EMU		European Economic and Monetary Union.
ESTR		Euro Short-Term Rate.
FTSE		Financial Times Stock Exchange.
GDR		Global Depositary Receipt.
IBEX		Índice Bursátil Español.
ICE		Intercontinental Exchange.
KFE		Korean Futures Exchange.
MIB		Milano Indice di Borsa.
MSCI		Morgan Stanley Capital International.
PJSC		Public Joint Stock Company.
REIT		Real Estate Investment Trust.
SFE		Sydney Futures Exchange.
SGX		Singapore Exchange Ltd.
SOFR		Secured Overnight Financing Rate.
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNH	—	Chinese Yuan Renminbi Offshore
CNY	—	Chinese Yuan Renminbi
COP	—	Colombian Peso
CZK	—	Czech Koruna
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PEN	—	Peruvian Nuevo Sol
PLN	—	Polish Zloty
RON	—	Romanian New Leu
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Fixed Income Securities	40.5%
Common Stocks	38.3
Short-Term Investments	21.2
Total Investments	100.0	%*

*	Does not include open futures contracts with a value of approximately $15,841,000 and net unrealized depreciation of approximately $94,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $39,000. Also does not include open swap agreements with net unrealized appreciation of approximately $690,000.

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Consolidated Portfolio of Investments

Growth Portfolio

	Shares	Value (000)
Common Stocks (91.8%)
Automobiles (6.9%)
Rivian Automotive, Inc., Class A (a)	101,333	$1,137
Tesla, Inc. (a)	137,413	35,951
		37,088
Biotechnology (1.2%)
ProKidney Corp. (a)	392,312	753
Roivant Sciences Ltd. (a)	497,313	5,739
		6,492
Broadline Retail (5.2%)
Global-e Online Ltd. (Israel) (a)	354,078	13,611
MercadoLibre, Inc. (a)	7,045	14,456
		28,067
Capital Markets (1.1%)
Coinbase Global, Inc., Class A (a)	19,255	3,431
Intercontinental Exchange, Inc.	16,139	2,592
		6,023
Electronic Equipment, Instruments & Components (0.0%)
Magic Leap, Inc., Class A (a)(b)(c) (acquisition cost — $1,526; acquired 12/22/15)	3,138	—

Entertainment (4.7%)
ROBLOX Corp., Class A (a)	574,146	25,412

Financial Services (10.4%)
Adyen NV (Netherlands) (a)	13,787	21,585
Affirm Holdings, Inc. (a)	843,381	34,427
		56,012
Ground Transportation (1.4%)
Uber Technologies, Inc. (a)	101,529	7,631

Health Care Providers & Services (0.9%)
Agilon Health, Inc. (a)	1,201,613	4,723

Health Care Technology (0.7%)
Doximity, Inc., Class A (a)	83,695	3,647

Hotels, Restaurants & Leisure (12.0%)
Airbnb, Inc., Class A (a)	162,135	20,561
DoorDash, Inc., Class A (a)	310,574	44,328
		64,889
Information Technology Services (17.6%)
Cloudflare, Inc., Class A (a)	485,897	39,304
Shopify, Inc., Class A (Canada) (a)	438,679	35,155
Snowflake, Inc., Class A (a)	174,792	20,077
		94,536
Leisure Products (0.4%)
Peloton Interactive, Inc., Class A (a)	457,641	2,142

Life Sciences Tools & Services (0.4%)
10X Genomics, Inc., Class A (a)	88,404	1,996

Media (7.4%)
Trade Desk, Inc., Class A (a)	361,311	39,618

Pharmaceuticals (4.4%)
Royalty Pharma PLC, Class A	840,975	23,791

Software (12.0%)
Aurora Innovation, Inc. (a)	2,215,762	13,117
Bill Holdings, Inc. (a)	152,474	8,044
MicroStrategy, Inc., Class A (a)	167,270	28,202
Samsara, Inc., Class A (a)	320,071	15,402
		64,765
Specialized REITs (0.3%)
American Tower Corp. REIT	7,719	1,795

Specialty Retail (4.8%)
Carvana Co. (a)	149,440	26,019
Total Common Stocks (Cost $421,655)		494,646

Preferred Stocks (2.1%)
Financial Services (0.3%)
Stripe, Inc., Series I (a)(b)(c) (acquisition cost — $1,061; acquired 3/17/23)	52,681	1,449

Software (1.8%)
Databricks, Inc., Series H (a)(b)(c) (acquisition cost — $8,310; acquired 8/31/21)	113,088	7,555
Databricks, Inc., Series I (a)(b)(c) (acquisition cost — $2,242; acquired 9/15/23)	30,506	2,038
Lookout, Inc., Series F (a)(b)(c) (acquisition cost — $1,618; acquired 6/17/14)	141,612	433
		10,026
Total Preferred Stocks (Cost $13,231)		11,475

Investment Company (2.4%)
iShares Bitcoin Trust ETF (a) (Cost $13,615)	351,849	12,712

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Growth Portfolio

	Shares	Value (000)
Short-Term Investment (4.0%)
Investment Company (4.0%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.88% (d) (Cost $21,865)	21,864,652	$21,865
Total Investments Excluding Purchased Options (100.3%) (Cost $470,366)		540,698
Total Purchased Options Outstanding (0.1%) (Cost $1,508)		416
Total Investments (100.4%) (Cost $471,874) (e)(f)(g)(h)		541,114
Liabilities in Excess of Other Assets (–0.4%)		(2,298)
Net Assets (100.0%)		$538,816

(a)	Non-income producing security.
(b)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2024 amounts to approximately $11,475,000 and represents 2.1% of net assets.
(c)	At September 30, 2024, the Fund held fair valued securities at approximately $11,475,000, representing 2.1% of net assets. These securities have been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.
(d)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended September 30, 2024, advisory fees paid were reduced by approximately $25,000 relating to the Fund’s investment in the Liquidity Fund.
(e)	The approximate fair value and percentage of net assets, $21,585,000 and 4.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(f)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2024, the Fund did not engage in any cross-trade transactions.
(g)	Securities are available for collateral in connection with purchased options.
(h)	At September 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $151,754,000 and the aggregate gross unrealized depreciation is approximately $82,514,000, resulting in net unrealized appreciation of approximately $69,240,000.
ETF	Exchange Traded Fund.
REIT	Real Estate Investment Trust.

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Growth Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2024:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.66	Sep–25	61,070,267	$61,070	$181	$254	$(73)
Goldman Sachs International	USD/CNH	CNH	7.68	Jan–25	127,446,620	127,447	38	482	(444)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.77	Jul–25	55,148,879	55,149	113	240	(127)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.78	Mar–25	125,342,522	125,343	84	532	(448)
							$416	$1,508	$(1,092)

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	26.7%
Information Technology Services	17.5
Software	13.8
Hotels, Restaurants & Leisure	12.0
Financial Services	10.6
Media	7.3
Automobiles	6.9
Broadline Retail	5.2
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Portfolio of Investments

U.S. Real Estate Portfolio

	Shares	Value (000)
Common Stocks (99.8%)
Apartments (8.4%)
AvalonBay Communities, Inc. REIT	66,370	$14,950
Mid-America Apartment Communities, Inc. REIT	45,549	7,238
		22,188
Data Centers (13.9%)
Digital Realty Trust, Inc. REIT	78,311	12,673
Equinix, Inc. REIT	27,378	24,302
		36,975
Free Standing (9.5%)
Agree Realty Corp. REIT	125,476	9,452
Essential Properties Realty Trust, Inc. REIT	83,126	2,839
Realty Income Corp. REIT	205,763	13,049
		25,340
Gaming (4.0%)
VICI Properties, Inc. REIT	314,938	10,491

Health Care (16.2%)
CareTrust REIT, Inc.	173,547	5,356
Healthpeak Properties, Inc. REIT	208,970	4,779
PACS Group, Inc. (a)	66,809	2,670
Ventas, Inc. REIT	105,557	6,769
Welltower, Inc. REIT	183,039	23,435
		43,009
Industrial (13.1%)
Americold Realty Trust, Inc. REIT	86,485	2,445
EastGroup Properties, Inc. REIT	27,172	5,076
Lineage, Inc. REIT	29,634	2,323
Prologis, Inc. REIT	153,853	19,429
Rexford Industrial Realty, Inc. REIT	111,536	5,611
		34,884
Lodging/Resorts (1.3%)
Host Hotels & Resorts, Inc. REIT	194,798	3,428

Manufactured Homes (1.9%)
Sun Communities, Inc. REIT	36,395	4,919

Office (3.3%)
BXP, Inc. REIT	67,439	5,426
Kilroy Realty Corp. REIT	89,646	3,469
		8,895
Regional Malls (4.1%)
Simon Property Group, Inc. REIT	64,682	10,933

Self Storage (9.6%)
Extra Space Storage, Inc. REIT	67,209	12,110
Public Storage REIT	37,105	13,502
		25,612
Shopping Centers (5.3%)
Federal Realty Investment Trust REIT	32,033	3,683
Kite Realty Group Trust REIT	99,609	2,646
Retail Opportunity Investments Corp. REIT	87,826	1,381
Tanger, Inc. REIT	112,553	3,734
Urban Edge Properties REIT	126,555	2,707
		14,151
Single Family Homes (2.9%)
American Homes 4 Rent Class A REIT	199,401	7,655

Specialty (4.9%)
Iron Mountain, Inc. REIT	74,821	8,891
Lamar Advertising Co. Class A REIT	31,392	4,194
		13,085
Telecommunications REITs (1.4%)
American Tower Corp. REIT	16,049	3,732
Total Common Stocks (Cost $201,482)		265,297

Short-Term Investment (0.5%)
Investment Company (0.5%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class, 4.78% (b) (Cost $1,339)	1,339,079	1,339
Total Investments (100.3%) (Cost $202,821) (c)(d)		266,636
Liabilities in Excess of Other Assets (–0.3%)		(887)
Net Assets (100.0%)		$265,749

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended September 30, 2024, advisory fees paid were reduced by approximately $3,000 relating to the Fund’s investment in the Liquidity Fund.
(c)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2024, the Fund did not engage in any cross-trade transactions.
(d)	At September 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $64,809,000 and the aggregate gross unrealized depreciation is approximately $994,000, resulting in net unrealized appreciation of approximately $63,815,000.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	24.2%
Health Care	16.1
Data Centers	13.9
Industrial	13.1
Self Storage	9.6
Free Standing	9.5
Apartments	8.3
Shopping Centers	5.3
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report — September 30, 2024 (unaudited)

Notes to the Portfolio of Investments

Security Valuation: (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Company’s Board of Directors (the “Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (“MSIM Limited”) and Morgan Stanley Investment Management Company (“MSIM Company”) (together, the “Sub-Advisers”), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security’s fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) OTC swaps may be valued by an outside pricing service approved by the Directors or quotes from a reputable broker/dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (6) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a reputable broker/dealer or valued by a pricing service/vendor; (7) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or Sub-Advisers determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (8) foreign exchange transactions (“spot contracts”) and foreign exchange forward contracts (“forward contracts”) are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company’s Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company’s Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report — September 30, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

●	Level 1 – unadjusted quoted prices in active markets for identical investments

●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report — September 30, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

Discovery
Assets:
Common Stocks
Automobiles	$363	$—	$—	$363
Biotechnology	4,356	—	—	4,356
Broadline Retail	8,801	—	—	8,801
Consumer Staples Distribution & Retail	2,493	—	—	2,493
Entertainment	9,116	—	—	9,116
Financial Services	11,591	6,811	—	18,402
Health Care Equipment & Supplies	1,230	—	—	1,230
Health Care Providers & Services	3,112	—	—	3,112
Health Care Technology	3,542	—	—	3,542
Hotels, Restaurants & Leisure	14,111	—	—	14,111
Information Technology Services	16,455	—	—	16,455
Leisure Products	2,097	—	—	2,097
Life Sciences Tools & Services	1,870	—	—	1,870
Machinery	396	—	—	396
Media	12,654	—	—	12,654
Pharmaceuticals	7,618	—	—	7,618
Software	41,057	—	—	41,057
Specialty Retail	10,621	—	—	10,621
Total Common Stocks	151,483	6,811	—	158,294
Preferred Stocks
Software	—	—	3,068	3,068
Investment Company	4,057	—	—	4,057
Call Options Purchased	—	133	—	133
Short-Term Investment
Investment Company	4,919	—	—	4,919
Total Assets	$160,459	$6,944	$3,068	$170,471

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report — September 30, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Discovery	Preferred Stocks (000)
Beginning Balance	$3,278
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(210)
Realized gains (losses)	—
Ending Balance	$3,068
Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2024	$(210)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2024. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Discovery	Fair Value at September 30, 2024 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
Preferred Stocks	$3,068	Market Transaction Method	Precedent Transaction	$73.50	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	14.5%	Decrease
			Perpetual Growth Rate	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	8.6x	Increase
			Discount for Lack of Marketability	12.0%	Decrease

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report — September 30, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

Emerging Markets Debt
Assets:
Fixed Income Securities
Corporate Bonds	$—	$28,418	$—	$28,418
Sovereign	—	66,231	—	66,231
Senior Loan Interests	—	7,513	—	7,513
Total Fixed Income Securities	—	102,162	—	102,162
Warrants	—	795	—	795
Short-Term Investments
U.S. Treasury Security	—	237	—	237
Investment Company	1,148	—	—	1,148
Total Short-Term Investments	1,148	237	—	1,385
Foreign Currency Forward Exchange Contracts	—	16	—	16
Credit Default Swap Agreement	—	25	—	25
Total Assets	1,148	103,235	—	104,383
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(70)	—	(70)
Futures Contracts	(435)	—	—	(435)
Credit Default Swap Agreement	—	(2)	—	(2)
Total Liabilities	(435)	(72)	—	(507)
Total	$713	$103,163	$—	$103,876

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report — September 30, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

Emerging Markets Equity
Assets:
Common Stocks
Air Freight & Logistics	$—	$889	$—	$889
Automobile Components	—	912	—	912
Automobiles	—	12,484	—	12,484
Banks	5,276	33,333	—	38,609
Beverages	—	3,026	—	3,026
Broadline Retail	—	7,702	—	7,702
Capital Markets	—	1,505	—	1,505
Chemicals	—	1,466	—	1,466
Construction & Engineering	—	1,704	—	1,704
Consumer Finance	—	1,564	—	1,564
Consumer Staples Distribution & Retail	3,036	1,397	—	4,433
Electrical Equipment	3,836	3,260	—	7,096
Electronic Equipment, Instruments & Components	—	6,602	—	6,602
Entertainment	—	1,329	—	1,329
Food Products	2,454	2,224	—	4,678
Ground Transportation	1,753	—	—	1,753
Health Care Providers & Services	760	1,501	—	2,261
Hotels, Restaurants & Leisure	3,648	2,356	—	6,004
Industrial Conglomerates	—	95	—	95
Information Technology Services	667	2,819	—	3,486
Insurance	1,394	7,088	—	8,482
Interactive Media & Services	478	8,968	—	9,446
Machinery	—	1,881	—	1,881
Metals & Mining	1,139	5,146	—	6,285
Oil, Gas & Consumable Fuels	—	3,906	—	3,906
Personal Care Products	—	687	—	687
Pharmaceuticals	—	1,038	—	1,038
Real Estate Management & Development	453	1,441	—	1,894
Semiconductors & Semiconductor Equipment	—	21,367	—	21,367
Tech Hardware, Storage & Peripherals	283	6,076	—	6,359
Tobacco	—	871	—	871
Total Common Stocks	25,177	144,637	—	169,814
Short-Term Investment
Investment Company	2,961	—	—	2,961
Total Assets	$28,138	$144,637	$—	$172,775

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report — September 30, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

Global Infrastructure
Assets:
Common Stocks
Airports	$1,710	$1,807	$—	$3,517
Communications	8,698	2,759	—	11,457
Diversified	1,386	4,217	—	5,603
Electricity Transmission & Distribution	6,595	6,993	—	13,588
Oil & Gas Storage & Transportation	24,441	1,418	—	25,859
Others	7,608	429	—	8,037
Railroad	136	—	—	136
Toll Roads	—	1,039	—	1,039
Water	1,527	1,939	—	3,466
Total Common Stocks	52,101	20,601	—	72,702
Short-Term Investment
Investment Company	1,118	—	—	1,118
Total Assets	$53,219	$20,601	$—	$73,820

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report — September 30, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

Global Real Estate
Assets:
Common Stocks
Data Centers	$3,104	$133	$—	$3,237
Diversified	—	5,178	—	5,178
Health Care	4,301	120	—	4,421
Industrial	2,848	1,233	—	4,081
Industrial/Office Mixed	—	436	—	436
Lodging/Resorts	285	693	—	978
Office	758	821	—	1,579
Residential	3,924	1,366	—	5,290
Retail	4,146	1,202	—	5,348
Self Storage	2,317	285	—	2,602
Specialty	1,677	177	—	1,854
Telecommunications REITs	348	—	—	348
Total Common Stocks	23,708	11,644	—	35,352
Rights	—	2	—	2
Short-Term Investments
Investment Companies	420	—	—	420
Repurchase Agreements	—	42	—	42
Total Short-Term Investments	420	42	—	462
Total Assets	$24,128	$11,688	$—	$35,816

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report — September 30, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)

Global Strategist
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$3,595	$—		$3,595
Asset-Backed Securities	—	487	—		487
Commercial Mortgage-Backed Securities	—	434	—		434
Corporate Bonds	—	8,849	—		8,849
Mortgages - Other	—	1,502	—		1,502
Sovereign	—	15,913	—		15,913
Supranational	—	547	—		547
U.S. Treasury Securities	—	4,014	—		4,014
Total Fixed Income Securities	—	35,341	—		35,341
Common Stocks
Aerospace & Defense	420	246	—		666
Air Freight & Logistics	83	56	—		139
Automobile Components	16	22	—		38
Automobiles	363	109	—		472
Banks	1,007	3,148	—		4,155
Beverages	297	151	—		448
Biotechnology	427	96	—		523
Broadline Retail	820	81	—		901
Building Products	144	80	—		224
Capital Markets	686	307	—		993
Chemicals	329	268	—		597
Commercial Services & Supplies	165	29	—		194
Communications Equipment	177	30	—		207
Construction & Engineering	54	62	—		116
Construction Materials	55	54	—		109
Consumer Finance	117	—	—		117
Consumer Staples Distribution & Retail	466	91	—		557
Containers & Packaging	61	5	—		66
Distributors	19	3	—		22
Diversified Consumer Services	—	6	—		6
Diversified REITs	6	43	—		49
Diversified Telecommunication Services	158	171	—		329
Electric Utilities	369	127	—		496
Electrical Equipment	168	205	—		373
Electronic Equipment, Instruments & Components	122	24	—		146
Energy Equipment & Services	51	2	—	†	53	†
Entertainment	285	22	—		307
Financial Services	790	113	—		903
Food Products	158	262	—		420
Gas Utilities	14	10	—		24
Ground Transportation	316	2	—		318
Health Care Equipment & Supplies	488	176	—		664
Health Care Providers & Services	516	26	—		542
Health Care REITs	59	—	—		59
Health Care Technology	14	4	—		18
Hotel & Resort REITs	5	—	—		5
Hotels, Restaurants & Leisure	450	147	—		597
Household Durables	77	22	—		99
Household Products	248	59	—		307

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report — September 30, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)		Total (000)

Assets: (cont’d)
Independent Power & Renewable Electricity Producers	$29	$31		$—		$60
Industrial Conglomerates	89	130		—		219
Industrial REITs	50	18		—		68
Information Technology Services	373	23		—		396
Insurance	592	481		—		1,073
Interactive Media & Services	1,321	24		—		1,345
Investment Company	—	—		—	†	—	†
Leisure Products	1	—		—		1
Life Sciences Tools & Services	282	53		—		335
Machinery	369	224		—		593
Marine Transportation	—	18		—		18
Media	130	38		—		168
Metals & Mining	219	289		—	†	508	†
Mortgage Real Estate Investment	4	—		—		4
Multi-Utilities	138	110		—		248
Office REITs	5	6		—		11
Oil, Gas & Consumable Fuels	935	382		—		1,317
Paper & Forest Products	4	31		—		35
Passenger Airlines	6	10		—		16
Personal Care Products	29	213		—		242
Pharmaceuticals	774	957		—		1,731
Professional Services	179	163		—		342
Real Estate Management & Development	38	54		—		92
Residential REITs	81	—		—		81
Retail REITs	60	29		—		89
Semiconductors & Semiconductor Equipment	2,313	283		—		2,596
Software	2,277	216		—		2,493
Specialized REITs	223	—		—		223
Specialty Retail	424	49		—		473
Tech Hardware, Storage & Peripherals	1,527	9		—		1,536
Textiles, Apparel & Luxury Goods	73	287		—		360
Tobacco	117	67		—		184
Trading Companies & Distributors	102	65		—		167
Transportation Infrastructure	—	34		—		34
Water Utilities	16	12		—		28
Wireless Telecommunication Services	56	19		—		75
Total Common Stocks	22,836	10,584		—	†	33,420	†
Rights	—	—	@	—		—	@
Warrants	—	—	†	—		—	†
Short-Term Investments
Investment Company	17,751	—		—		17,751
U.S. Treasury Security	—	809		—		809
Total Short-Term Investments	17,751	809		—		18,560
Foreign Currency Forward Exchange Contracts	—	265		—		265
Futures Contracts	54	—		—		54
Centrally Cleared Interest Rate Swap Agreements	—	53		—		53
Total Return Swap Agreements	—	921		—		921
Total Assets	$40,641	$47,973	†	$—	†	$88,614	†

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report — September 30, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)

Liabilities:
Foreign Currency Forward Exchange Contracts	$—	$(226)	$—		$(226)
Futures Contracts	(148)	—	—		(148)
Total Return Swap Agreements	—	(284)	—		(284)
Total Liabilities	(148)	(510)	—		(658)
Total	$40,493	$47,463 †	$—	†	$87,956 †

†	Includes one or more securities valued at zero.
@	Value is less than $500.

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report — September 30, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Strategist	Common Stocks (000)
Beginning Balance	$—	††
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	††
Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2024	$—

††	Includes one or more securities valued at zero.

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report — September 30, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Growth
Assets:
Common Stocks
Automobiles	$37,088	$—	$—		$37,088
Biotechnology	6,492	—	—		6,492
Broadline Retail	28,067	—	—		28,067
Capital Markets	6,023	—	—		6,023
Electronic Equipment, Instruments & Components	—	—	—	†	—	†
Entertainment	25,412	—	—		25,412
Financial Services	34,427	21,585	—		56,012
Ground Transportation	7,631	—	—		7,631
Health Care Providers & Services	4,723	—	—		4,723
Health Care Technology	3,647	—	—		3,647
Hotels, Restaurants & Leisure	64,889	—	—		64,889
Information Technology Services	94,536	—	—		94,536
Leisure Products	2,142	—	—		2,142
Life Sciences Tools & Services	1,996	—	—		1,996
Media	39,618	—	—		39,618
Pharmaceuticals	23,791	—	—		23,791
Software	64,765	—	—		64,765
Specialized REITs	1,795	—	—		1,795
Specialty Retail	26,019	—	—		26,019
Total Common Stocks	473,061	21,585	—	†	494,646	†
Preferred Stocks
Financial Services	—	—	1,449		1,449
Software	—	—	10,026		10,026
Total Preferred Stocks	—	—	11,475		11,475
Investment Company	12,712	—	—		12,712
Call Options Purchased	—	416	—		416
Short-Term Investment
Investment Company	21,865	—	—		21,865
Total Assets	$507,638	$22,001	$11,475	†	$541,114	†

†	Includes a security valued at zero.

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report — September 30, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Growth	Common Stock (000)		Preferred Stocks (000)
Beginning Balance	$—	†	$11,749
Purchases	—		—
Sales	—		—
Transfers in	—		—
Transfers out	—		—
Corporate actions	—		—
Change in unrealized appreciation (depreciation)	—		(274)
Realized gains (losses)	—		—
Ending Balance	$—	†	$11,475
Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2024	$—		$(274)

†	Includes a security valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2024. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Growth	Fair Value at September 30, 2024 (000)	Valuation Technique	Unobservable Input	Amount or Range/ Weighted Average*	Impact to Valuation from an Increase in Input**
Preferred Stocks	$11,475	Market Transaction Method	Precedent Transaction	$27.51-$73.50/$67.46	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	12.5%-17.0%/14.4%	Decrease
			Perpetual Growth Rate	3.0%-4.0%/3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.3x-16.6x/8.6x	Increase
			Discount for Lack of Marketability	6.0%-12.0%/11.7%	Decrease
		Comparable Transactions	Enterprise Value/Revenue	6.3x	Increase

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report — September 30, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

U.S. Real Estate
Assets:
Common Stocks	$265,297	(1)	$—	$—	$265,297
Short-Term Investment
Investment Company	1,339		—	—	1,339
Total Assets	$266,636		$—	$—	$266,636

(1)	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.